UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 33-49552

CitiFunds Institutional Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
  (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31
Date of reporting period: February 28, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report

CitiSM Institutional
Liquid Reserves

February 28, 2005

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E   O F   C O N T E N T S

Letter from the Chairman	1

Fund Facts	4

Portfolio at a Glance—Liquid Reserves Portfolio	5

Fund Expenses	6

Citi Institutional Liquid Reserves
Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	14

Liquid Reserves Portfolio
Schedule of Investments	18

Statement of Assets and Liabilities	21

Statement of Operations	21

Statements of Changes in Net Assets	22

Financial Highlights	23

Notes to Financial Statements	24

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the six-month period ended February 28, 2005. Following a 3.3% gain in the second quarter of 2004, gross domestic product (“GDP”)[i] growth was a robust 4.0% in the third quarter. The preliminary estimate for fourth quarter GDP growth was 3.8%, another solid gain.

Given the overall strength of the economy, Federal Reserve Board (“Fed”)ii monetary policy was seen as highly accommodative and expectations were that it would start raising rates to ward off the threat of infla-tion. As expected, the Fed raised its target for the federal funds ra teiii by 0.25% to 1.25% on June 30, 2004—the first rate increase in four years. The Fed again raised rates in 0.25% increments during its meetings in August, September, November, December 2004, and February 2005, bringing the target for the federal funds rate to 2.50% . Following the end of the fund’s reporting period, at its March meeting, the Fed increased the target rate by an additional 0.25% to 2.75% .
R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

While rising interest rates are generally troublesome for longer-term fixed income securities, since bond prices decline as rates are expected to rise, they can be good for short-term instruments such as money market securities. Prices for money market securities, and the funds that invest in them, are generally held stable, while rising rates result in higher levels of income on new bonds issued in the future. Money market securities closely track movements of the fed funds target.

Performance Review

As of February 28, 2005, the seven-day current yield for Class A shares of CitiSM Institutional Liquid Reserves was 2.47% and its seven-day effective yield, which reflects compounding, was 2.50% .1

Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 2.24% and the seven-day effective yield would have been 2.27% .

[1]	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annual- ized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

1

CITISM INSTITUTIONAL LIQUID RESERVES
YIELDS AS OF FEBRUARY 28, 2005
(unaudited)

	Seven Day	Seven Day
	Current Yield[2]	Effective Yield[2]

Class A Shares	2.47%	2.50%

SVB Institutional Shares	2.40%	2.43%

SVB Liquid Shares	2.04%	2.06%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield for Class A shares would have been 2.24% and the seven-day effective yield would have been 2.27% . Absent these reimbursements or waivers, the seven-day current yield for Class SVB Institutional shares would have been 2.24% and the seven-day effective yield would have been 2.27% . Absent these reimbursements or waivers, the seven-day current yield for SVB Liquid shares would have been 1.89% and the seven-day effective yield would have been 1.91% .

An investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citi-corp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering

[2]	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annual- ized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2

recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer
March 23, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote eco- nomic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve dis- trict bank charge other banks that need overnight loans.

3

F U N D   F A C T S

Fund Objective
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmark*
Class A Shares: October 2, 1992	• iMoneyNet, Inc. 1st Tier Institutional
SVB Liquid Reserve Shares:	Taxable Money Market
April 24, 2000	Funds Average
SVB Institutional Liquid Reserves
Shares: June 5, 2001

Net Assets as of 2/28/05
Class A shares: $20,750.0 million
SVB Liquid Reserves
shares: $212.6 million
SVB Institutional Liquid Reserves
shares: $2,699.0 million

*	The iMoneyNet, Inc. Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

4

L I Q U I D   R E S E R V E S   P O R T F O L I O

Portfolio at a Glance (unaudited)

Investment Breakdown

5

F U N D   E X P E N S E S (unaudited)

Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2004 and held for the six months ended February 28, 2005.

Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

		Beginning	Ending	Annualized	Expenses
	Actual	Account	Account	Expense	Paid During
	Total Return(2)	Value	Value	Ratio	the Period(3)

Class A	0.97%	$1,000.00	$1,009.70	0.15%	$0.75

SVB Liquid Reserves
Shares	0.76	1,000.00	1,007.60	0.58	2.89

SVB Institutional Liquid
Shares	0.94	1,000.00	1,009.40	0.22	1.10

(1)	For the six months ended February 28, 2005.

(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Perfor- mance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6

F U N D   E X P E N S E S (unaudited) (continued)

Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Class A	5.00%	$1,000.00	$1,024.05	0.15%	$0.75

SVB Liquid Reserves
Shares	5.00	1,000.00	1,021.92	0.58	2.91

SVB Institutional Liquid
Shares	5.00	1,000.00	1,023.70	0.22	1.10

(1)	For the six months ended February 28, 2005.

(2)	Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

7

Citi Institutional Liquid Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 28, 2005 (unaudited)

ASSETS:
Investment in Liquid Reserves Portfolio, at value (Note 1A)	23,653,584,282
Receivable for shares of beneficial interest sold	17,015,349
Prepaid expenses	111,953

Total Assets	$23,670,711,584

LIABILITIES:
Dividends payable	7,108,306
Trustees’ fees payable	800,689
Management fee payable (Note 3)	752,753
Distribution/Service fees payable (Note 3)	213,398
Transfer agency services payable	105,135
Accrued expenses and other liabilities	157,194

Total Liabilities	9,137,475

Total Net Assets	23,661,574,109

NET ASSETS:
Par value of shares of beneficial interest (Note 4)	$ 236,616
Capital paid in excess of par value	23,661,337,493

Total Net Assets	$23,661,574,109

Class A Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($20,749,984,974 ÷ 20,749,984,974 shares outstanding)	$1.00

SVB Liquid Reserves Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($212,552,350 ÷ 212,552,350 shares outstanding)	$1.00

SVB Institutional Liquid Reserves Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($2,699,036,785 ÷ 2,699,036,785 shares outstanding)	$1.00

See Notes to Financial Statements.

8

Citi Institutional Liquid Reserves
S T A T E M E N T   O F   O P E R A T I O N S

For the Six Months Ended February 28, 2005 (unaudited)

INVESTMENT INCOME:
Income from Liquid Reserves Portfolio	$245,747,645
Allocated net expenses from Liquid Reserves Portfolio	(11,591,591)

Total Investment Income		$234,156,054

EXPENSES:
Distribution/Service fees (Note 3)	11,991,771
Management fee (Note 3)	11,603,371
Transfer agency services	479,083
Insurance fees	236,400
Trustees’ fees	218,589
Legal fees	55,658
Shareholder communications	34,406
Blue Sky fees	17,278
Custody and fund accounting fees	11,444
Audit fees	4,475
Other	29,365

Total Expenses	24,681,840
Less: Management and distribution/service fees waived (Note 3)	(17,515,758)

Net Expenses		7,166,082

Net Investment Income		226,989,972
Net Realized Gain on Investments From Liquid Reserves Portfolio		10,219

Increase in Net Assets From Operations		$227,000,191

See Notes to Financial Statements.

9

Citi Institutional Liquid Reserves
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

For the Six Months Ended February 28, 2005 (unaudited)
and the Year Ended August 31, 2004

	2005	2004

OPERATIONS:
Net investment income	$226,989,972	$237,345,846
Net realized gain	10,219	2,065,211

Increase in Net Assets From Operations	227,000,191	239,411,057

DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 2):
Net investment income	(226,989,972)	(237,345,846)
Net realized gain	(10,219)	(2,065,211)

Decrease in Net Assets From Distributions
to Shareholders	(227,000,191)	(239,411,057)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST AT NET ASSET VALUE OF $1.00
PER SHARE (NOTE 4):
Proceeds from sale of shares	118,186,307,521	206,374,917,626
Net asset value of shares issued for reinvestment
of distributions	175,416,181	182,912,137
Cost of shares repurchased	(115,245,932,573)	(211,134,703,836)

Increase (Decrease) in Net Assets From Transactions
in Shares of Beneficial Interest	3,115,791,129	(4,576,874,073)
NET ASSETS:
Beginning of period	20,545,782,980	25,122,657,053

End of period	$23,661,574,109	$20,545,782,980

See Notes to Financial Statements.

10

Citi Institutional Liquid Reserves
F I N A N C I A L  H I G H L I G H T S

For a share of beneficial interest outstanding throughout each year or period ended August 31, unless otherwise noted:

				Class A

	2005(1)		2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Period	$1.00000		$1.00000	$1.00000	1.00000	1.00000	1.00000
Net investment income(2)	0.00968		0.01028	0.01299	0.02236	0.05459	0.05890
Distributions from net
investment income(2)	(0.00968)		(0.01028)	(0.01299)	(0.02236)	(0.05459)	(0.05890)

Net Asset Value,
End of Period	$1.00000		$1.00000	$1.00000	1.00000	1.00000	1.00000

Total Return(3)	0.97	%‡	1.03%	1.31%	2.26%	5.60%	6.05%
Net Assets, End of
Period (000s)	$20,749,985		$17,848,348	$22,656,382	$27,834,511	$18,777,220	$5,788,233
Ratios to Average
Net Assets:
Expenses(4)(5)(6)	0.15	%†	0.16%	0.18%	0.20%	0.20%	0.16%
Net investment income(4)	1.97	%†	1.03%	1.32%	2.18%	5.10%	5.87%

(1)	For the six months ended February 28, 2005 (unaudited).

(2)	Includes short-term gains.

(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.

(4)	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

(5)	The Fund’s Manager and Distributor and the Manager of Liquid Reserves Portfolio waived a portion of its fee for the six months ended February 28, 2005 and the years ended August 31, 2004, 2003, 2002, 2001 and 2000, respectively. If such fees were not waived the actual expense ratios would have been 0.38% (annualized), 0.38%, 0.38%, 0.43%, 0.63% and 0.78%, respectively.

(6)	The ratio of expenses to average net assets will not exceed 0.20% of average net assets, as a result of a voluntary expense limitation, which may be discontinued at any time.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

See Notes to Financial Statements.

11

Citi Institutional Liquid Reserves
F I N A N C I A L   H I G H L I G H T S (continued)

For a share of beneficial interest outstanding throughout each year or period ended August 31, unless otherwise noted:

	SVB Securities Liquid Reserves Shares

	2005(1)		2004	2003	2002	2001	2000(2)

Net Asset Value,
Beginning of Period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income
and net realized gain(3)	0.00756		0.00631	0.00900	0.01837	0.05078	0.02120
Distributions from net
investment income and
net realized gain(3)	(0.00756)		(0.00631)	(0.00900)	(0.01837)	(0.05078)	(0.02120)

Net Asset Value,
End of Period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Total Return(4)	0.76	%‡	0.63%	0.91%	1.86%	5.20%	2.14	%‡
Net Assets, End of
Period (000s)	$212,552		$212,610	$285,817	$490,620	$1,417,159	$124,416
Ratios to Average
Net Assets:
Expenses(5)(6)(7)	0.58	%†	0.56%	0.58%	0.60%	0.59%	0.66	%†
Net investment income(5)	1.52	%†	0.62%	0.94%	1.97%	4.71%	5.35	%†

(1)	For the six months ended February 28, 2005 (unaudited).

(2)	For the period April 24, 2000 (commencement of operations) to August 31, 2000.

(3)	Includes short-term gains.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.

(5)	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

(6)	The Fund’s Manager and Distributor and the Manager of Liquid Reserves Portfolio waived a portion of its management fee for the six months ended February 28, 2005 and the years ended August 31, 2004, 2003, 2002, 2001 and 2000, respectively. If such fees were not waived the actual expense ratios would have been 0.73% (annualized), 0.73%, 0.73%, 0.75%, 1.02% and 1.28% (annualized), respectively.

(7)	The ratio of expenses to average net assets will not exceed 0.60% of average net assets, as a result of a voluntary expense limitation, which may be discontinued at any time.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

See Notes to Financial Statements.

12

Citi Institutional Liquid Reserves
F I N A N C I A L   H I G H L I G H T S (continued)

For a share of beneficial interest outstanding throughout each year or period ended August 31, unless otherwise noted:

	SVB Securities Institutional Liquid Reserves Shares

	2005(1)		2004	2003	2002	2001(2)

Net Asset Value,
Beginning of Period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000
Net investment income
and net realized gain(3)	0.00935		0.00991	0.01259	0.02200	0.00955
Distributions from net
investment income and
net realized gain(3)	(0.00935)		(0.00991)	(0.01259)	(0.02200)	(0.00955)

Net Asset Value,
End of Period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000

Total Return(4)	0.94	%‡	1.00%	1.27%	2.22%	0.96%‡(5)
Net Assets, End of Period
(000s)	$2,699,037		$2,484,646	$2,180,459	$2,798,501	$1,087,535
Ratios to Average
Net Assets:
Expenses(6)(7)(8)	0.22	%†	0.20%	0.22%	0.24%	0.24	%†
Net investment income(6)	1.89	%†	0.99%	1.28%	2.11%	5.06	%†

(1)	For the six months ended February 28, 2005 (unaudited).

(2)	For the period June 5, 2001 (commencement of operations) to August 31, 2001.

(3)	Includes short-term gains.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.

(5)	The total return of 4.08% was previously reported incorrectly using an annualized basis.The restated total return of 0.96% is presented on a non-annualized basis.

(6)	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

(7)	The Fund’s Manager and Distributor and the Manager of Liquid Reserves Portfolio waived a portion of its fee for the six months ended February 28, 2005 and the years ended August 31, 2004, 2003, 2002 and the period ended August 31, 2001, respectively. If such fees were not waived the actual expense ratios would have been 0.38% (annualized), 0.38%, 0.38%, 0.40% and 0.59% (annualized), respectively.

(8)	The ratio of expenses to average net assets will not exceed 0.24% as a result of voluntary expense limitation, which may be terminated at any time.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

13

Citi Institutional Liquid Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited)

1. Organization and Significant Accounting Policies

Citi Institutional Liquid Reserves (the “Fund”) is a separate diversified series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), formerly known as Cash Reserves Portfolio, a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of the investment reflects the Fund’s proportionate interest (59.6% at February 28, 2005) in the net assets of the Portfolio. Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor (the “Distributor”). Citicorp Trust Bank, fsb (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

The Fund offers Class A shares, SVB Liquid Reserves shares, and SVB Institutional Liquid Reserves shares. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to the class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund, if the Fund were liquidated.

The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when finan-cial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these estimates.

     A. Investment Valuation. Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

     B. Investment Income. The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

     C. Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

     D. Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in the series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of

14

Citi Institutional Liquid Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

the Fund’s investment in the Portfolio. Expenses of the Fund directly attributable to a specific class are charged directly to that class. Investment income, realized gains and losses and expenses, other than class specific expenses are allocated daily to each class of share in proportion to the average net asset of each class.

     E. Method of Allocation. All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

     F. Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocataed to the various classes of the Funds on the basis of daily net assets of each class. Distribution, transfer agency services and shareholder communications fees relating to a specific class are charged directly to that class.

     G. Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Dividends and Distributions to Shareholders

The net income of the Fund is determined once daily, as of 4:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the Shareholder Servicing Agent) on or prior to the last business day of the month.

Distributions of net realized gains to shareholders of the fund, if any, are declared at least annually.

3. Management Agreement and Other Transactions with Affiliates

The management fees are computed at an annual rate of 0.10% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $11,603,371, of which $6,869,106 was voluntarily waived for the year ended February 28, 2005. Such waiver is voluntary and can be terminated at any time at the discretion of the Manager.

The Trust pays no compensation directly to any Trustee or any officer who is affili-ated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

The Fund adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay monthly fees at an annual rate not to exceed 0.10% of the average daily net assets for represented by Class A and SVB Securities Institutional Liquid Reserves shares and 0.45% of average daily net assets for SVB Securities Liquid Reserve shares. The Service fees paid amounted to $10,201,107 for Class A, all of which were voluntarily waived, $499,371 for SVB Securities Liquid Reserves shares, of which $25,045 were voluntarily waived and $1,291,293 for SVB Securities Institutional Liquid Reserves shares, of which $420,500 were voluntarily waived for the six months ended February 28, 2005. Such waiver is voluntary and may be terminated at any time, at the discretion of the Distributor.

15

Citi Institutional Liquid Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

These fees may be used to make payments to the Distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. Shares Of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share). Transactions in shares of each class, each at $1.00, were as follows:

	Six Months Ended	Year Ended
	February 28, 2005	August 31, 2004

Class A
Shares sold	116,868,000,124	202,796,609,390
Shares issued on reinvestment	149,270,811	157,798,751
Shares reacquired	(114,115,812,383)	(207,762,263,248)

Net Increase (Decrease)	2,901,458,552	(4,807,855,107)

Class SVB Liquid Reserves
Shares sold	160,889,558	381,572,030
Shares issued on reinvestment	1,681,629	1,618,227
Shares reacquired	(162,629,117)	(456,396,761)

Net Decrease	(57,930)	(73,206,504)

Class SVB Institutional Liquid Reserves
Shares sold	1,157,417,839	3,196,736,206
Shares issued on reinvestment	24,463,741	23,495,159
Shares reacquired	(967,491,073)	(2,916,043,827)

Net Increase	214,390,507	304,187,538

5. Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective Decem-ber 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Three former Trustees are currently receiving payments under the plan. In addition two other former Trustees received a lump sum payment under the plan. The Fund’s allocable share of the expenses of the Plan for the six months ended February 28, 2005 and the related liability at February 28, 2005 was not material.

16

Citi Institutional Liquid Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

6. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Fund did not implement the contractual arrangement described above and will not receive any payments.

17

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited)

	Principal
	Amount
Security	(000’s omitted)	Value

Asset-Backed Securities (a) (b) — 5.0%

Blue Heron Funding
Corp.:
I, 2.62% due 3/18/05	$500,000	$500,000,000
II, 2.63% due 3/18/05	200,000	200,000,000
IV, 2.63% due 3/21/05	355,000	355,000,000
VI, 2.63% due 3/21/05	438,750	438,750,000
Restructured Asset
Securitization,
2.60% due 3/22/05	500,000	500,000,000

		1,993,750,000

Certificates of Deposit (Domestic) — 0.6%

Wachovia Bank,
2.55% due 3/23/05	220,000	220,000,000

Certificates of Deposit (Yankee) — 20.5%

Barclays Bank PLC:
2.42% due 3/7/05	500,000	500,000,000
2.42% due 4/18/05	400,000	400,000,000
2.62% due 4/20/05	350,000	350,000,000
BNP Paribas:
2.45% due 3/10/05	499,000	499,000,000
2.92% due 8/8/05	750,000	750,000,000
Credit Suisse First
Boston USA:
2.55% due 3/2/05	100,000	100,000,025
2.55% due 3/4/05	450,000	450,000,000
2.58% due 3/21/05 (a)	400,000	400,000,000
2.86% due 5/23/05 (a)	110,000	110,015,588
Depfa Bank PLC:
2.44% due 3/7/05	235,000	235,000,000
2.44% due 3/14/05	250,000	250,000,000
2.70% due 5/3/05	450,000	450,000,000
Dexia Bank,
2.70% due 4/19/05	300,000	300,000,000
Kredietbank,
2.59% due 3/31/05	248,750	248,750,000
Nordea Bank Plc,
2.63% due 5/11/05	100,000	100,000,000
Svenska Handelsbanken,
2.59% due 3/31/05	483,750	483,750,000
Toronto Dominion
Bank:
2.42% due 3/3/05	155,000	154,999,985
2.42% due 3/7/05	248,750	248,750,000
2.45% due 3/11/05	198,000	198,000,000
2.44% due 3/16/05	250,000	250,000,000
UBS AG:
2.43% due 3/7/05	400,000	400,000,000
2.65% due 4/18/05	491,500	491,500,000
2.66% due 4/20/05	500,000	500,003,456
Unicredito Italiano SPA,
2.42% due 3/7/05	268,500	268,500,000

	8,138,269,054

Commercial Paper — 40.4%

Amstel Funding Corp.:
2.41% due 4/18/05	$170,774	$170,226,385
2.69% due 5/2/05	177,929	177,104,694
Aquinas Funding LLC,
2.88% due 8/3/05	185,740	183,436,824
Atomium Funding Corp.:
2.45% due 3/8/05	100,417	100,369,162
2.58% due 3/23/05	113,460	113,281,111
2.70% due 5/5/05	108,748	108,217,853
Banco Santander,
2.42% due 3/4/05	100,000	99,979,833
BankAmerica Corp.:
2.41% due 3/8/05	750,000	749,648,542
2.14% due 4/11/05	270,500	269,840,731
2.69% due 5/4/05	300,000	300,000,000
2.91% due 8/3/05	150,000	150,000,000
Barton Capital LLC,
2.89% due 8/1/05	130,751	129,145,051
Beethoven Funding
Corp.:
2.56% due 3/3/05	227,483	227,450,647
2.56% due 3/8/05	271,217	271,081,994
2.56% due 3/14/05	100,000	99,907,556
2.56% due 3/15/05	280,637	280,357,610
2.55% due 3/21/05	297,506	297,084,533
2.66% due 4/14/05	184,262	183,662,944
Chesham Finance LLC:
2.55% due 3/2/05	150,000	149,989,375
2.55% due 3/3/05	300,000	299,957,500
2.52% due 3/21/05	100,000	99,860,000
2.52% due 3/22/05	100,000	99,853,000
2.55% due 3/22/05	200,000	199,702,500
2.55% due 3/23/05	300,000	299,532,500
2.59% due 4/13/05	380,000	378,824,428
2.70% due 5/3/05	200,000	199,055,000
Cimarron CDO Ltd.,
2.57% due 3/17/05	203,752	203,519,270
Cobbler Funding Ltd.,
2.67% due 4/25/05	114,501	114,033,931
Concord Minutemen
Capital Co.:
2.55% due 3/10/05	114,291	114,218,139
2.59% due 3/18/05	177,000	176,783,519
Crown Point Capital
Co. LLC,
2.73% due 5/9/05	100,000	99,476,750
Curzon Funding LLC:
2.56% due 3/8/05	191,983	191,887,435
2.60% due 3/31/05	224,645	224,158,269
Galaxy Funding Inc.,
2.62% due 4/20/05	100,000	99,636,111
Georgetown Funding Co.:
2.60% due 3/23/05	245,097	244,707,568
2.62% due 3/31/05	500,000	498,908,333
2.64% due 4/5/05	350,000	349,101,667
2.65% due 4/6/05	250,000	249,337,500

18

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Security	(000’s omitted)	Value

Commercial Paper — 40.4% (continued)

2.70% due 4/26/05	$ 138,416	$ 137,834,653
Giro Balanced
Funding Corp.,
2.56% due 3/21/05	400,785	400,214,995
Grampian Funding LLC:
2.58% due 4/14/05	209,000	208,340,953
2.63% due 4/27/05	385,000	383,396,796
Greyhawk Fund Corp.:
2.52% due 3/22/05	111,500	111,336,095
2.52% due 3/23/05	255,000	254,607,300
Hannover Funding
Co. LLC,
2.56% due 3/14/05	100,202	100,109,369
Landale Funding LLC:
2.55% due 3/15/05	101,240	101,139,604
2.75% due 5/16/05	274,500	272,906,375
Mica Funding LLC:
2.55% due 3/2/05	170,000	169,987,958
2.56% due 3/2/05	174,000	173,987,627
2.55% due 3/3/05	130,000	129,981,583
2.57% due 3/4/05	200,000	199,957,167
2.58% due 3/18/05	250,000	249,695,417
2.53% due 3/21/05	95,250	95,116,121
2.58% due 4/12/05	108,000	107,674,920
2.63% due 4/15/05	110,000	109,638,375
Moat Funding LLC,
2.500% due 3/24/05	100,000	99,840,278
Newport Funding Corp.,
2.43% due 3/16/05	150,000	149,848,125
Norddeutsche
Landesbank,
2.90% due 8/8/05	180,000	177,680,000
Nyala Funding LLC,
2.75% due 5/16/05	150,009	149,138,114
Paradigm Funding LLC,
2.54% due 3/18/05	118,800	118,657,506
Perry Global
Funding LLC:
2.44% due 3/4/05	271,408	271,352,814
2.65% due 4/14/05	233,811	233,053,712
Picaros Funding:
2.44% due 3/1/05	300,996	300,996,000
2.52% due 3/30/05	200,000	199,594,000
2.65% due 4/14/05	427,800	426,414,403
Polonius Inc.:
2.55% due 3/10/05	304,180	303,986,085
2.55% due 3/11/05	100,000	99,929,167
Regency Markets LLC:
2.55% due 3/4/05	200,000	199,957,500
2.90% due 6/20/05	131,149	129,976,309
Saint Germain Holdings,
2.56% due 3/16/05	100,000	99,893,333
Santander Central
Hispano,
2.89% due 8/5/05	200,000	197,479,278
Sierra Madre Funding
Ltd. Corp.,
2.48% due 3/1/05	243,750	243,750,000
Sigma Finance Inc.,
2.62% due 4/19/05	217,000	216,226,154
Solitaire Funding LLC:
2.58% due 3/29/05	196,000	195,606,693
2.63% due 4/12/05	100,988	100,678,135
Stadshypotek Delaware,
2.61% due 4/15/05	100,000	99,673,750
Thames Asset Global
Securitization,
2.55% due 3/21/05	304,805	304,373,193
Tulip Funding Corp.,
2.64% due 3/29/05	227,765	227,297,323
Victory Receivables
Corp.,
2.56% due 3/16/05	90,932	90,835,006

		16,045,500,451

Corporate Notes — 9.5%

Brahms Funding Corp.:
2.57% due 3/8/05	100,207	100,156,924
2.57% due 3/21/05	100,241	100,097,878
2.59% due 3/23/05	325,807	325,291,320
2.62% due 3/24/05	100,000	99,832,611
2.61% due 3/29/05	206,530	206,110,744
Fenway Funding LLC,
2.55% due 3/2/05	199,001	198,986,904
FC FLOR,
2.44% due 3/14/05	156,000	155,862,547
Harwood Street
Funding LLC:
2.55% due 3/21/05	131,389	131,202,866
2.58% due 3/22/05	132,674	132,474,326
Main Street
Warehouse LLC:
2.58% due 3/2/05	250,000	249,982,083
2.58% due 3/3/05	175,000	174,974,917
2.58% due 3/7/05	164,007	163,936,477
2.57% due 3/8/05	200,000	199,900,056
2.58% due 3/21/05	175,993	175,740,743
2.58% due 3/22/05	112,000	111,831,440
2.59% due 3/23/05	236,977	236,601,918
2.65% due 3/28/05	100,000	99,801,250
Mica Funding LLC:
2.57% due 3/4/05	161,000	160,965,519
2.58% due 3/8/05	100,300	100,249,683
2.59% due 3/21/05	126,625	126,442,801
Monument Gardens
Funding LLC:
2.46% due 3/1/05	103,580	103,580,000
2.66% due 4/25/05	100,000	99,593,611
2.79% due 5/18/05	100,000	99,395,500
Park Sienna LLC,
2.58% due 3/21/05	220,434	220,118,045

		3,773,130,163

19

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Security	(000’s omitted)	Value

Master Notes (a) — 2.4%

Morgan Stanley,
2.83% due 3/1/05	$ 950,000	$ 950,000,000

Medium Term Notes — 9.6%

Harrier Finance LLC,
2.56% due 3/15/05 (a)	135,000	134,970,280
K2 USA LLC,
2.54% due 3/15/05 (a)	350,000	349,907,115
Links Finance Corp.,
2.65% due
3/21/05 (a)(b)	200,000	199,946,575
Merrill Lynch & Co.,
2.62% due 3/4/05 (a)	385,000	385,000,000
Premier Asset
Collateralized Entity
LLC: (a)
2.57% due 3/1/05	100,000	99,994,396
2.60% due 3/29/05	100,000	99,995,446
Sigma Finance Inc.:
2.56% due
3/1/05 (a)(b)	300,000	299,965,479
2.56% due 3/1/05 (a)	200,000	199,976,131
2.54% due 3/15/05 (a)	300,000	299,935,055
2.55% due
3/15/05 (a)(b)	250,000	249,986,951
2.60% due 3/21/05 (a)	250,000	249,932,970
Stanfield Victoria
Funding LLC:
2.57% due 3/1/05 (a)	100,000	99,989,434
2.55% due 3/15/05 (a)	100,000	99,978,301
2.56% due 3/21/05 (a)	300,000	299,955,958
2.61% due 3/29/05 (a)	200,000	199,950,314
2.61% due
3/29/05 (a)(b)	97,000	96,977,193
2.54% due 4/1/05 (a)	100,000	99,979,458
2.63% due 4/25/05	120,000	119,517,833
Strategic Money Market
Trust, 2.55% due
4/10/05 (a)(b)	102,784	102,784,000
Tango Finance Corp.,
2.58% due 3/1/05 (a)	122,000	121,997,201

		3,810,740,090

Promissory Note (a) — 2.8%

Goldman Sachs Group
Inc.,
2.72% due 3/1/05	1,100,000	1,100,000,000

Time Deposits — 4.4%

National City Grand
Cayman,
2.51% due 3/1/05	435,027	435,027,000
State Street Cayman
Islands:
2.53% due 3/1/05	500,000	500,000,000
2.54% due 3/1/05	500,000	500,000,000
Svenska Handelsbanken
Grand Cayman,
2.52% due 3/1/05	300,000	300,000,000

		1,735,027,000

U.S. Government Agencies — 3.8%

Federal Home Loan Bank:
1.90% due 3/8/05	125,000	124,953,819
1.89% due 3/15/05	200,000	199,853,000
2.52% due 4/12/05	150,000	149,559,000
Federal National
Mortgage Association:
2.30% due 3/2/05	50,000	49,996,803
2.46% due 4/6/05 (a)	275,000	274,953,207
2.53% due 4/13/05	200,000	199,395,611
2.75% due 5/22/05(a)	290,000	289,786,277
1.75% due 5/23/05	100,000	100,000,000
3.00% due 8/24/05	136,338	134,368,370

		1,522,866,087

U.S. Government Securities — 1.8%

U.S.Treasury Bills:
2.76% due 8/18/05	250,000	246,741,667
2.77% due 8/18/05	50,000	49,346,917
2.83% due 8/25/05	83,000	81,845,124
2.92% due 9/1/05	350,000	344,842,071

		722,775,779

Total Investments, at
Amortized Cost	100.8%	40,012,058,624
Liabilities in Excess of
Other Assets —	(0.8)%	(317,444,154)

Total Net Assets	100.0%	$39,694,614,470

(a)	The coupon rate listed for floating or adjustable rate securities represent the rate at period end.The due dates on these securities reflect the next interest rate date or, when applicable to the maturity date.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.These securities have been deemed liquid pursuant to guidelines approved by the Board of Trustees.

See Notes to Financial Statements.

20

Liquid Reserves Portfolio
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 28, 2005 (unaudited)

ASSETS:
Investments at value (Note 1A)	$40,012,058,624
Cash	512
Interest receivable	31,603,846

Total Assets	40,043,662,982

LIABILITIES:
Payable for securities purchased	344,842,071
Management fee payable (Note 2)	2,413,325
Trustees’ fees payable	26,667
Accrued expenses and other liabilities	1,766,449

Total Liabilities	349,048,512

Total Net Assets	$39,694,614,470

REPRESENTED BY:
Capital paid in excess of par value	$39,694,614,470

S T A T E M E N T   O F   O P E R A T I O N S

For the Six Months Ended February 28, 2005 (unaudited)

INVESTMENT INCOME (NOTE 1):		$409,797,681

EXPENSES:
Management fee (Note 2)	$29,160,092
Custody and fund accounting fees	3,871,502
Trustees’ fees	250,070
Legal fees	60,726
Audit fees	15,650
Shareholder communications	4,746
Other	20,920

Total Expenses	33,383,706
Less: Management fee waived (Note 2) and	(13,985,370)
Fees paid indirectly (Note 1D)	(5)

Net Expenses		19,398,331

Net Investment Income		390,399,350
Net Realized Gain on Investment		18,061

Increase in Net Assets From Operations		$390,417,411

See Notes to Financial Statements.

21

Liquid Reserves Portfolio
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

For the Six Months Ended February 28, 2005 (unaudited) and the Year Ended August 31, 2004

	2005	2004

OPERATIONS:
Net investment income	$390,399,350	$398,629,252
Net realized gain on investments	18,061	3,202,155

Increase in Net Assets From Operations	390,417,411	401,831,407

CAPITAL TRANSACTIONS:
Proceeds from contributions	42,330,668,686	86,116,419,663
Value of withdrawals	(40,613,114,389)	(88,378,702,148)

Increase (Decrease) in Net Assets From
Capital Transactions	1,717,554,297	(2,262,282,485)

Increase (Decrease) in Net Assets	2,107,971,708	(1,860,451,078)
NET ASSETS:
Beginning of period	37,586,642,762	39,447,093,840

End of period	$39,694,614,470	$37,586,642,762

See Notes to Financial Statements.

22

Liquid Reserves Portfolio
F I N A N C I A L   H I G H L I G H T S

	2005(1)		2004	2003	2002	2001	2000

Total Return(2)	1.00	%‡	1.09%	1.49%	2.36%	N/A	N/A
Net assets End of
Period (000s)	$39,694,614		$37,586,643	$39,447,094	$45,006,873	$32,073,343	$14,392,341
Ratios to Average
Net Assets:
Expenses(3)(4)	0.10	%†	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment
income	2.01	%†	1.09%	1.39%	2.29%	5.27%	5.93%

(1)	For the six months ended February 28, 2005 (unaudited).

(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.

(3)	The ratio of expenses to average net assets will not exceed 0.10% as a result of a voluntary expense limitation, which may be terminated at any time.

(4)	The Portfolio’s Manager waived a portion of its management fee for the six months ended February 28, 2005 and for the years ended August 31, 2004, 2003, 2002, 2001 and 2000, respectively. If such fees were not waived, the expense ratios would have been 0.17% (annualized), 0.17%, 0.17%, 0.19%, 0.22% and 0.22%, respectively.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

See Notes to Financial Statements.

23

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited)

1. Organization and Significant Accounting Policies

Liquid Reserves Portfolio formerly known as Cash Reserves Portfolio, (the “Portfolio”), is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager. At August 31, 2004, all investors in the Portfolio were funds advised by the Manager and or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these estimates.

     A. Investment Valuation Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

     C. IncomeTaxes The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

24

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

2. Management Agreement and Other Transactions with Affiliates

The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at an annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $29,160,092 of which $13,985,370 was voluntarily waived for the six months ended February 28, 2005. Such waiver is voluntary and can be terminated at any time at the discretion of the Manager.

The Portfolio pays no compensation directly to any Trustee or any officer who is affil-iated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions

Purchases, maturities and sales of money market instruments aggregated $424,718,141,109 and $422,501,824,308, respectively, for the six months ended February 28, 2005.

4. Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Three former Trustees are currently receiving payments under the plan. In addition two other former Trustees received a lump sum payment under the plan. The Fund’s allocable share of the expenses of the Plan for the six months ended February 28, 2005 and the related liability at February 28, 2005 was not material.

25

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

5. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Fund did not implement the contractual arrangement described above and will not receive any payments.

26

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INVESTMENT MANAGER	TRUSTEES
(OF LIQUID RESERVES	Elliott J. Berv
PORTFOLIO)	Donald M. Carlton
Citi Fund Management Inc.	A. Benton Cocanougher
100 First Stamford Place	Mark T. Finn
Stamford, CT 06902	R. Jay Gerken, CFA*
Chairman
DISTRIBUTOR	Stephen Randolph Gross
Citigroup Global Markets Inc.	Diana R. Harrington
Susan B. Kerley
TRANSFER AGENT	Alan G. Merten
Citicorp Trust Bank, fsb.	R. Richardson Pettit
125 Broad Street, 11th Floor
New York, New York 10004
OFFICERS*
SUB-TRANSFER AGENT	R. Jay Gerken, CFA
PFPC Inc.	President and
P.O. Box 9699	Chief Executive Officer
Providence, RI 02940-9699	Andrew B. Shoup
Senior Vice President and
SUB-TRANSFER AGENT AND	Chief Administrative Officer
CUSTODIAN	Frances M. Guggino
State Street Bank and Trust Company	Chief Financial Officer
225 Franklin Street	and Treasurer
Boston, MA 02110	Andrew Beagley
Chief Anti-Money Laundering
INDEPENDENT REGISTERED	Compliance Officer and
PUBLIC ACCOUNTING FIRM	Chief Compliance Officer
PricewaterhouseCoopers LLP	Wendy S. Setnicka
300 Madison Avenue	Controller
New York, NY 10017	Robert I. Frenkel
Secretary and
LEGAL COUNSEL	Chief Legal Officer
Bingham McCutchen LLP
150 Federal Street	*Affiliated Person of Investment Manager
Boston, MA 02110

CitiFund Institutional Trust

CitiSM Institutional Liquid Reserves

The fund is a separate investment fund of CitiFunds Institutional Trust, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-625-4554, (2) on the fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Citi Institutional Liquid Reserves.

©2005 Citicorp	Citigroup Global Markets Inc.
CFS/INS.LI/205
05-8133

Semi-Annual Report

CitiSM Institutional
U.S. Treasury Reserves

February 28, 2005

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E  O F  C O N T E N T S
Letter From the Chairman	1

Fund Facts	4

Portfolio at a Glance—U.S. Treasury Reserves Portfolio	5

Fund Expenses	6

Citi Institutional U.S. Treasury Reserves
Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12

U.S. Treasury Reserves Portfolio
Schedule of Investments	16

Statement of Assets and Liabilities	17

Statement of Operations	18

Statements of Changes in Net Assets	19

Financial Highlights	20

Notes to Financial Statements	21

L E T T E R  F R O M  T H E  C H A I R M A N

Dear Shareholder,

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the six-month period ended February 28, 2005. Following a 3.3% gain in the second quarter of 2004, gross domestic product (“GDP”)[i] growth was a robust 4.0% in the third quarter. The preliminary estimate for fourth quarter GDP was 3.8%, another solid gain.

Given the overall strength of the economy, Federal Reserve Board (“Fed”)ii monetary policy was seen as highly accommodative and expectations were that it would start raising rates to ward off the threat of inflation. As expected, the Fed raised its target for the federal funds rateiii by 0.25% to 1.25% on June 30, 2004—the first rate increase in four years. The Fed again raised rates in 0.25% increments during its meetings in August, September, November, December 2004, and February 2005, bringing the target for the federal funds rate to 2.50% . Following the end of the fund’s reporting period, at its March meeting, the Fed increased the target rate by an additional 0.25% to 2.75%.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

While rising interest rates are generally troublesome for longer-term fixed income securities, since bond prices decline as rates are expected to rise, they can be good for short-term instruments such as money market securities. Prices for these money market securities, and the funds that invest in them, are generally held stable, while rising rates result in higher levels of income on new bonds issued in the future. Money market securities closely track movements of the federal funds target.

Performance Review

As of February 28, 2005, the seven-day current yield for CitiSM Institutional U.S. Treasury Reserves was 2.06% and its seven-day effective yield, which reflects compounding, was 2.08% .1

Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 1.88% and the seven-day effective yield would have been 1.90% .

[1]	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested.The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

1

CITISM INSTITUTIONAL U.S. TREASURY RESERVES YIELDS AS OF FEBRUARY 28, 2005 (unaudited)
Seven-Day Current Yield[2]	2.06%

Seven-Day Effective Yield[2]	2.08%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 1.88% and the seven-day effective yield would have been 1.90% .

An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

2	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested.The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer March 23, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC for any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

3

F U N D F A C T S

Fund Objective

To provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmark*
October 2, 1992	• iMoneyNet, Inc. 100% Institutional
U.S. Treasury Rated Money Market
Net Assets as of 2/28/05
Funds Average
$840.6 million

*	The iMoneyNet, Inc. Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

4

U. S .  T R E A S U R Y  R E S E R V E S  P O R T F O L I O

PORTFOLIO AT A GLANCE (unaudited)

Investment Breakdown

5

F U N D E X P E N S E S (unaudited)
Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2004 and held for the six months ended February 28, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual	Beginning	Ending	Annualized	Expenses
	Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

Citi Institutional U.S.
Treasury Reserves	0.79%	$1,000.00	$1,007.90	0.25%	$1.24

(1)	For the six months ended February 28, 2005.

(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers. Past performance is no guarantee of future results. In the absence of fee waivers, the total return would have been lower.

(3)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365.

6

F U N D   E X P E N S E S (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Citi Institutional U.S.
Treasury Reserves	5.00%	$1,000.00	$1,023.55	0.25%	$1.25

(1)	For the six months ended February 28, 2005.

(2)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365.

7

Citi Institutional U.S. Treasury Reserves S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S
February 28, 2005 (unaudited)

ASSETS:
Investment in U.S.Treasury Reserves Portfolio, at value (Note 1)	$841,961,281
Prepaid expenses	16,921

Total Assets	841,978,202

LIABILITIES:
Dividend Payable	482,572
Trustees’s fees payable	239,841
Management fees payable (Note 3)	88,541
Transfer agency fees payable (Note 1)	18,500
Accrued expenses	553,909

Total Liabilities	1,383,363

Total Net Assets for 840,592,026 shares of beneficial interest outstanding	$840,594,839

NET ASSETS:
Par value of shares of beneficial interest (Note 4)	$8,406
Capital paid in excess of par value	840,583,620
Accumulated net gain from investment transactions	2,813

Total Net Assets	$840,594,839

Net Asset Value, Offering Price, and Redemption Price Per Share	$1.00

See Notes to Financial Statements.

8

Citi Institutional U.S. Treasury Reserves S T A T E M E N T O F O P E R A T I O N S
For the Six Months Ended February 28, 2005 (unaudited)

INVESTMENT INCOME (NOTE 1):
Income from U.S.Treasury Reserves Portfolio	$13,076,429
Allocated expenses from U.S.Treasury Reserves Portfolio	(688,055)

Total Investment Income		$12,388,374

EXPENSES:
Management fees (Note 3)	689,977
Distribution/Service fees (Note 3)	689,977
Legal fees	138,163
Shareholder communications	62,022
Transfer agency services (Note 1)	46,206
Registration Fees	28,607
Blue Sky fees	18,705
Trustees’ fees	14,146
Audit fees	8,400
Custody and fund accounting fees	7,317
Other	23,052

Total Expenses	1,726,572
Less: Distribution and service fee waiver (Note 3)	(689,977)

Net Expenses		1,036,595

Net Investment Income		11,351,779
Net Realized Gain on Investments from
U.S.Treasury Reserves Portfolio		28,728

Increase in Net Assets From Operations		$11,380,507

See Notes to Financial Statements.

9

Citi Institutional U.S. Treasury Reserves S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S
For the Six Months Ended February 28, 2005 (unaudited) and the Year Ended August 31, 2004

	2005	2004

OPERATIONS:
Net investment income	$11,351,779	$6,843,573
Net realized gain	28,728	105,614

Increase In Net Assets From Operations	11,380,507	6,949,187

DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 2):
Net investment income	(11,351,779)	(6,843,573)
Net realized gain	(26,179)	(105,484)

Decrease in Net Assets From Distributions
to Shareholders	(11,377,958)	(6,949,057)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST AT NET ASSET VALUE OF $1.00
PER SHARE (NOTE 4):
Net proceeds from sale of shares	3,130,134,143	4,221,519,096
Net asset value of shares issued for
reinvestment of distributions	8,541,498	4,411,643
Cost of shares repurchased	(3,134,987,238)	(4,161,715,195)

Increase in Net Assets From Transactions in
Shares of Beneficial Interest	3,688,403	64,215,544

Increase In Net Assets	3,690,952	64,215,674

NET ASSETS:
Beginning of period	836,903,887	772,688,213

End of period	$840,594,839	$836,903,887

See Notes to Financial Statements.

10

Citi Institutional U.S. Treasury Reserves

F I N A N C I A L  H I G H L I G H T S

For a share of beneficial interest outstanding throughout each year or period ended August 31, unless otherwise noted:

	2005 (1)		2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income
and net realized gain	0.00791		0.00770	0.01048	0.01889	0.04977	0.05249
Distributions from net
investment income and
net realized gain	(0.00791)		(0.00770)	(0.01048)	(0.01889)	(0.04977)	(0.05249)

Net Asset Value,
End of Period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Total Return(2)	0.79	%‡	0.77%	1.05%	1.91%	5.09%	5.38%
Net Assets, End of
Period (000s)	$840,595		$836,904	$772,688	$830,670	$616,129	$694,477
Ratios to Average
Net Assets:
Expenses(3)(4)(5)	0.25	%†	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income(3)	1.65	%†	0.77%	1.05%	1.83%	5.01%	5.27%

(1)	For the six months ended February 28, 2005 (unaudited).
(2)	Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results
In the absence of voluntary fee waivers, the total return would have been lower.
(3)	Includes the Fund’s share of U.S.Treasury Reserves Portfolio’s allocated expenses.
(4)	The ratio of expenses to average net assets will not exceed 0.25% as a result of a voluntary expenses limitation, which may be termination at any time.
(5)	The Fund’s Manager and Distributor and the Manager of U.S.Treasury Reserves Portfolio voluntarily waived a portion of their fees for the six months ended February 28, 2005 and for the years ended
August 31, 2004, 2003, 2002, 2001 and 2000. If such fees were not voluntarily waived, the expense ratios would have been 0.43% (annualized), 0.43%, 0.43%, 0.55%, 0.80% and 0.80%, respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

11

Citi Institutional U.S. Treasury Reserves N O T E S T O F I N A N C I A L S T A T E M E N T S (unaudited) (continued)

1. Organization and Significant Accounting Policies

Citi Institutional U.S. Treasury Reserves (the “Fund”) is a diversified separate series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), an open-end, diversified management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (58.5% at February 28, 2005) in the net assets of the Portfolio. Citigroup Global Markets Inc. is the Fund’s Distributor. Citicorp Trust Bank, fsb, (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic enviroment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ from these estimates.

     A. Investment Valuation. Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Note to Financial Statements, which are included elsewhere in this report.

     B. Investment Income. The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     C. Federal and OtherTaxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.Accordingly, the Fund intends to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

     D. Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

     E. Method of Allocation. All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

12

Citi Institutional U.S. Treasury Reserves N O T E S T O F I N A N C I A L S T A T E M E N T S (unaudited) (continued)

2. Dividends and Distributions to Shareholders

The net income of the Fund is determined daily, as of 2:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the Shareholder Servicing Agent) on or prior to the last business day of the month.

Distributions of net realized gains to shareholders of the Fund, if any, are declared at least annually.

3. Management Agreement and Other Transactions with Affiliates

The management fees are computed at an annual rate of 0.10% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $689,977 for the six months ended February 28, 2005. The Manager also serves as the Manager of the Portfolio and receives management fees, before any waivers at an annual rate of 0.15% of the Portfolio’s average daily net assets.

The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

During the six months ended February 28, 2005, Citigroup, or affiliated entities, held shares of the Fund in non-discretionary, nominee accounts on behalf of certain non-affiliated investors.

The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay monthly fees at an annual rate not to exceed 0.10% of the average daily net assets. The Service fees paid amounted to $689,977, all of which were voluntarily waived for the six months ended February 28, 2005. Such waiver is voluntary and may be terminated at any time at the discretion of the manager. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value per share).

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and

13

Citi Institutional U.S. Treasury Reserves N O T E S T O F I N A N C I A L S T A T E M E N T S (unaudited) (continued)

shares repurchased, are equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

5. Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the plan are unfunded. Three former Trustees are currently receiving payments under the plan. In addition, two other former Trustees received a lump sum payment under the plan. The Fund’s allocable share of the expenses of the Plan for the six months ended February 28, 2005 was $8,196.

6. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of

14

Citi Institutional U.S. Treasury Reserves
N O T E S TO F I N A N C I A L S T A T E M E N T S (unaudited) (continued)

the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Fund did not implement the contractual arrangement described above and will not receive any payments.

15

U.S. Treasury Reserves Portfolio S C H E D U L E O F I N V E S T M E N T S February 28, 2005 (unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

U.S.Treasury Bills — 100.0%

United States Treasury Bill:
due 3/3/05	$104,809	$104,796,903
due 3/10/05	133,770	133,696,450
due 3/17/05	108,000	107,898,751
due 3/24/05	191,403	191,138,460
due 3/31/05	220,851	220,439,495
due 4/7/05	150,000	149,649,528
due 4/14/05	135,133	134,755,332
due 4/21/05	150,000	149,493,188
due 4/28/05	50,000	49,805,861
due 5/5/05	25,000	24,900,920
due 5/26/05	50,000	49,683,472
due 6/23/05	50,000	49,602,583
due 8/11/05	25,000	24,694,092
due 8/18/05	50,000	49,348,333

Total Investments,
at Amortized
Cost	100.0%	1,439,903,368
Liabilities in Excess
of Other Assets	0.0%	(285,490)

Total Net Assets	100.0%	$1,439,617,878

See Notes to Financial Statements.

16

U.S. Treasury Reserves Portfolio S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S
February 28, 2005 (unaudited)

ASSETS:
Investments, at amortized cost and value (Note 1A)	$1,439,903,368
Cash	353

Total Assets	1,439,903,721

LIABILITIES:
Management fees payable (Note 2)	124,387
Trustees’ fees payable	14,556
Accrued expenses	146,900

Total Liabilities	285,843

Total Net Assets	$1,439,617,878

REPRESENTED BY:
Capital paid in excess of par value	$1,439,617,878

See Notes to Financial Statements.

17

U.S. Treasury Reserves Portfolio
S T A T E M E N T O F O P E R AT I O N S

For the Six Months Ended February 28, 2005 (unaudited)

INVESTMENT INCOME		$19,683,853

EXPENSES:
Management fees (Note 2)	$1,575,494
Custody and fund accounting fees	174,067
Legal fees	31,116
Trustees’ fees	17,221
Audit fees	10,100
Other	37,437

Total Expenses	1,845,435
Less: Management fee waiver (Note 2)	(800,347)
Fees paid indirectly (Note 1D)	(513)

Net Expenses		1,044,575

Net Investment Income		18,639,278
Net Realized Gain on Investments		43,160

Increase in Net Assets from Operations		$18,682,438

See Notes to Financial Statements.

18

U.S. Treasury Reserves Portfolio
S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S

For the Six Months Ended February 28, 2005 (unaudited)
and the Year Ended August 31, 2004
	2005	2004

OPERATIONS:
Net investment income	$18,639,278	$14,355,012
Net realized gain	43,160	184,470

Increase Net Assets From Operations	18,682,438	14,539,482

CAPITAL TRANSACTIONS:
Proceeds from contributions	4,523,358,204	5,330,944,721
Value of withdrawals	(4,665,134,170)	(5,241,122,172)

Increase (Decrease) in Net Assets From
Capital Transactions	(141,775,966)	89,822,549

Increase (Decrease) in Net Assets	(123,093,528)	104,362,031

NET ASSETS:
Beginning of period	1,562,711,406	1,458,349,375

End of period	$1,439,617,878	$1,562,711,406

See Notes to Financial Statements.

19

U.S. Treasury Reserves Portfolio F I N A N C I A L H I G H L I G H T S (unaudited)
	2005	(1)	2004	2003	2002	2001	2000

Total Return(2)	0.87	%‡	0.92%	1.20%	2.06%	5.24%	5.53%

Net Assets,
End of Period
(000s)	$1,439,618		$1,562,711	$1,458,349	$1,953,165	$1,387,171	$1,324,688

Ratios to Average
Net Assets:
Expenses(3)(4)	0.10	%†	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	1.77	%†	0.91%	1.22%	2.00%	5.13%	5.41%

(1)	For the six months ended February 28, 2005 (unaudited).
(2)	Performance figures may reflect fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower.
(3)	The ratio of expenses to average net assets will not exceed 0.10% as a result of a voluntary expense limitation, which may be terminated at any time.
(4)	The Portfolio’s Manager voluntarily waived a portion of its management fee for the six months ended February 28, 2005, and for the years ended August 31, 2004, 2003, 2002, 2001 and 2000. If such fees were not voluntarily waived, the expense ratios would have been 0.18% (annualized),
0.18%, 0.18%, 0.20%, 0.23% and 0.23% respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

20

U.S. Treasury Reserves Portfolio N O T E S TO F I N A N C I A L S T A T E M E N T S (unaudited)

1. Organization and Significant Accounting Policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

The following are significant accounting policies consistently followed by the Portfolio. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic enviroment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ from these estimates.

     A. Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Investment Income and Expenses. Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

     C. IncomeTaxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so that an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

     D. Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Management Agreement and Other Transactions with Affiliates

The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

21

U.S. Treasury Reserves Portfolio N O T E S T O F I N A N C I A L S T A T E M E N T S (unaudited) (continued)

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $1,575,494 of which $800,347 was voluntarily waived for the six months ended February 28, 2005. Such waiver is voluntary and may be terminated at any time at the discretion of the manager.

The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions

Purchases, maturities and sales of U.S. Treasury obligations, aggregated $14,224,712,108 and $14,365,449,261, respectively, for the six months ended February 28, 2005.

4. Federal Income Tax Basis of Investment Securities

The Tax Cost of investment securities owned at February 28, 2005, for federal income tax purposes, amounted to $1,439,903,368.

5. Trustee Retirement Plan

The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the plan are unfunded. Three former Trustees are currently receiving payments under the plan. In addition, two other former Trustees received a lump sum payment under the plan. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2005, was $3,197.

6. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom

22

U.S. Treasury Reserves Portfolio N O T E S T O F I N A N C I A L S T A T E M E N T S (unaudited) (continued)

is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Portfolio did not implement the contractual arrangement described above and will not receive any payments.

23

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INVESTMENT MANAGE	TRUSTEES
(OF U.S.TREASURY RESERVES	Elliott J. Berv
PORTFOLIO)	Donald M. Carlton
Citi Fund Management Inc.	A. Benton Cocanougher
100 First Stamford Place	Mark T. Finn
Stamford, CT 06902	R. Jay Gerken, CFA*
DISTRIBUTOR	Chairman
Citigroup Global Markets Inc.	Stephen Randolph Gross
TRANSFER AGENT	Diana R. Harrington
Citicorp Trust Bank, fsb.	Susan B. Kerley
125 Broad Street, 11th Floor	Alan G. Merten
New York, NY 10004	R. Richardson Pettit
SUB-TRANSFER AGENT
PFPC Inc.	OFFICERS*
P.O. Box 9699	R. Jay Gerken, CFA
Providence, RI 02940-9699	President and Chief Executive Officer
SUB-TRANSFER AGENT AND	Andrew B. Shoup
CUSTODIAN	Senior Vice President and Chief
State Street Bank and Trust Company	Administrative Officer
225 Franklin Street	Frances M. Guggino
Boston, MA 02110	Chief Financial Officer and Treasurer
INDEPENDENT REGISTERED	Andrew Beagley
PUBLIC ACCOUNTING FIRM	Chief Anti-Money Laundering
KPMG LLP	Compliance Officer and
757 Third Avenue	Chief Compliance Officer
New York, NY 10017	Wendy S. Setnicka
LEGAL COUNSEL	Controller
Bingham McCutchen LLP	Robert I. Frenkel
150 Federal Street	Secretary and Chief Legal Officer
Boston, MA 02110
* Affiliated Person of Investment Manager

CitiFunds Institutional Trust

CitiSM Institutional U.S. Treasury Reserves

The fund is a separate investment fund of CitiFunds Institutional Trust, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ending June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-625-4554, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Citi Institutional U.S. Treasury Reserves.

©2005 Citicorp	Citigroup Global Markets Inc.
CFS/INS.US/205
05-8214

Semi-Annual Report

CitiSM Institutional Tax Free Reserves February 28, 2005

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E O F C O N T E N T S
Letter from the Chairman	1

Fund Facts	4

Portfolio at a Glance - Tax Free Reserves Portfolio	5

Fund Expenses	6

Citi Institutional Tax Free Reserves
Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12

Tax Free Reserves Portfolio
Schedule of Investments	16

Statement of Assets and Liabilities	24

Statement of Operations	25

Statements of Changes in Net Assets	26

Financial Highlights	27

Notes to Financial Statements	28

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the six-month period ended February 28, 2005. Following a 3.3% gain in the second quarter of 2004, gross domestic product (“GDP”)[i] growth was a robust 4.0% in the third quarter. The preliminary estimate for fourth quarter GDP growth was 3.8%, another solid gain.

Given the overall strength of the economy, Federal Reserve Board (“Fed”)ii monetary policy was seen as highly accommodative and expectations were that it would start raising rates to ward off the threat of inflation. As expected, the Fed raised its target for the federal funds rateiii by 0.25% to 1.25% on June 30, 2004—the first rate increase in four years. The Fed again raised rates in 0.25% increments during its meetings in August, September, November, December 2004, and February 2005, bringing the target for the federal funds rate to 2.50% . Following the end of the fund’s reporting period, at its March meeting, the Fed increased the target rate by an additional 0.25% to 2.75% .

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

While rising interest rates are generally troublesome for longer-term fixed income securities, since bond prices decline as rates are expected to rise, they can be good for short-term instruments such as money market securities. Prices for money market securities, and the funds that invest in them, are generally held stable, while rising rates result in higher levels of income on new bonds issued in the future. Money market securities closely track movements of the federal funds target.

Performance Review

As of February 28, 2005, the seven-day current yield for CitiSM Institutional Tax Free Reserves was 1.68% and its seven-day effective yield, which reflects compounding, was 1.69% .1

Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 1.43% and the seven-day effective yield would have been 1.44% .

1	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

CITISM INSTITUTIONAL TAX FREE RESERVES YIELDS AS OF FEBRUARY 28, 2005 (unaudited)

Seven-day current yield[2]	1.68%

Seven-day effective yield[2]	1.69%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 1.43% and the seven-day effective yield would have been 1.44% .

An investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

2	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annual- ized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer
March 23, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote eco- nomic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve dis- trict bank charge other banks that need overnight loans.

F U N D   F A C T S

Fund Objective

Provide its shareholders high levels of current income which is exempt from federal income taxes*, preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
May 21, 1997	Distributed annually, if any

Net Assets as of 2/28/05	Benchmark**
$1,187.4 million	• iMoneyNet, Inc.
Institutional Tax Free
Money Market Funds Average

*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.

**	The iMoneyNet, Inc. Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

T A X   F R E E   R E S E R V E S   P O R T F O L I O

Portfolio at a Glance (unaudited)

Investment Breakdown

F U N D  E X P E N S E S (Unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2004 and held for the six months ended February 28, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual	Beginning	Ending	Annualized	Expenses
	Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

Citi Institutional Tax
Free Reserves	0.72%	$1,000.00	$1,007.20	0.20%	$1.00

(1)	For the six months ended February 28, 2005.

(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

F U N D  E X P E N S E S (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Citi Institutional Tax
Free Reserves	5.00%	$1,000.00	$1,023.80	0.20%	$1.00

(1)	For the six months ended February 28, 2005.

(2)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Citi Institutional Tax Free Reserves
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S

February 28, 2005 (unaudited)

ASSETS:
Investment in Tax Free Reserves Portfolio, at value (Note 1A)	$1,187,965,535
Prepaid expenses	13,233

Total Assets	$1,187,978,768

LIABILITIES:
Dividends payable	440,384
Management fee payable (Note 3)	48,280
Transfer agency services payable	25,950
Trustees’ fees payable	2,529
Accrued expenses and other liabilities	54,877

Total Liabilities	572,020

Total Net Assets for $1,187,557,758 shares of beneficial interest outstanding	$1,187,406,748

NET ASSETS:
Par value of shares of beneficial interest (Note 4)	$11,875
Capital paid in excess of par value	1,187,545,883
Accumulated net realized loss from investment transactions	(151,010)

Total Net Assets	$1,187,406,748

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See Notes to Financial Statements.

Citi Institutional Tax Free Reserves
S T A T E M E N T O F O P E R A T I O N S
For the Six Months Ended February 28, 2005 (unaudited)

INVESTMENT INCOME:
Income from Tax Free Reserves Portfolio	$9,519,532
Allocated net expenses from Tax Free Reserves Portfolio	(866,258)

Total Investment Income		$8,653,274

EXPENSES:
Management fee (Note 3)	576,296
Distribution/Service fees (Note 3)	576,296
Transfer agency services	50,212
Legal fees	18,916
Custody and fund accounting fees	9,120
Trustees’ fees	8,906
Audit fees	8,167
Blue Sky fees	7,691
Shareholder communications	1,732
Other	26,350

Total Expenses	1,283,686
Less: Management and distribution/service
fees waived (Note 3)	(994,204)

Net Expenses		289,482

Net Investment Income		8,363,792
Net Realized Loss on Investments From Tax Free Reserves Portfolio		(81,895)

Increase in Net Assets From Operations		$8,281,897

See Notes to Financial Statements.

Citi Institutional Tax Free Reserves
S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S
For the Six Months Ended February 28, 2005 (unaudited)
and the Year Ended August 31, 2004

	2005	2004

OPERATIONS:
Net investment income	$8,363,792	$9,469,142
Net realized loss	(81,895)	(27,319)

Increase in Net Assets From Operations	8,281,897	9,441,823

DISTRIBUTIONS TO SHAREHOLDERS FROM
(NOTE 2):
Net investment income	(8,363,792)	(9,469,142)

Decrease in Net Assets From Distributions
to Shareholders	(8,363,792)	(9,469,142)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST AT NET ASSET VALUE OF $1.00
PER SHARE (NOTE 4):
Proceeds from sale of shares	5,139,327,410	9,573,448,412
Net asset value of shares issued for
reinvestment of distributions	5,313,503	7,441,470
Cost of shares repurchased	(5,007,915,991)	(9,506,047,026)

Increase in Net Assets From
Transactions in Shares of Beneficial Interest	136,724,922	74,842,856

Increase in Net Assets	136,643,027	74,815,537
NET ASSETS:
Beginning of period	1,050,763,721	975,948,184

End of period	$1,187,406,748	$1,050,763,721

See Notes to Financial Statements.

Citi Institutional Tax Free Reserves

F I N A N C I A L  H I G H L I G H T S

For a share of beneficial interest outstanding through each year or period ended August 31, unless otherwise noted:

	2005 (1)		2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income
and net realized gains	0.00715		0.00824	0.01068	0.01607	0.03407	0.03182
Distributions from net
investment income and
net realized gains	(0.00715)		(0.00824)	(0.01068)	(0.01607)	(0.03407)	(0.03182)

Net Asset Value,
End of Period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Total Return(2)	0.72	%‡	0.83%	1.07%	1.62%	3.46%	3.74%
Net Assets, End of
Period (000s)	$1,187,407		$1,050,764	$975,948	$912,838	$232,767	$175,976
Ratios to Average
Net Assets:
Expenses(3)(4)(5)	0.20	%†	0.23%	0.25%	0.25%	0.25%	0.25%
Net investment income(3)	1.45	%†	0.82%	1.03%	1.50%	3.36%	3.71%

(1)	For the six months ended February 28, 2005 (unaudited).
(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(3)	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.
(4)	The ratio of expenses to average net assets will not exceed 0.20%, as a result of a voluntary expenses limitation, which may be terminated at any time.
(5)	The Fund’s Manager and Distributor and the Manager of Tax Free Reserves Portfolio voluntarily waived a portion of its fees for the six months ended February 28, 2005, and for the years ended August 31, 2004, 2003, 2002, 2001 and 2000. If such fees were not voluntarily waived and/or reimbursed, the expense ratios would have been 0.45% (annualized), 0.46%, 0.47%, 0.56%, 0.94% and 0.91%, respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

Citi Institutional Tax Free Reserves

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited)

1. Organization and Significant Accounting Policies

Citi Institutional Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (approximately 71.0% at February 28, 2005) in the net assets of the Portfolio. Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor. Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these estimates.

     A. Investment Valuation. Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

     B. Investment Income. The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     C. Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

     D. Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. Method of Allocation. All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interest, among the Fund and other investors in the Portfolio at the time of such determination.

Citi Institutional Tax Free Reserves

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited)  (continued)

     F. Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Dividends and Distributions to Shareholders

The net income of the Fund is determined daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the Shareholder Servicing Agent) on or prior to the last business day of the month.

Distributions of net realized gains to shareholders of the Fund, if any, are declared at least annually.

3. Management Agreements and Other Transactions with Affiliates

The management fees are computed at an annual rate of 0.10% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $576,296, of which $417,908 was voluntarily waived for the six months ended February 28, 2005. The Manager serves as the Manager for the Portfolio, and receives management fees, before any waivers, at an annual rate of 0.20% of the Portfolio’s average daily net assets. Such waivers are voluntary and may be terminated at any time at the discretion of the Manager.

The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

The Fund adopted a Service Plan pursuant to rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay monthly fees at an annual rate not to exceed 0.10% of the average daily net assets. The Service fees paid amounted to $576,296, all of which were voluntarily waived for the six months ended February 28, 2005. Such waiver is voluntary and may be terminated at any time. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the distributor and others for providing personal service or the maintenance of shareholder accounts.

4. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, share issued in reinvestment of dividends declared, and shares repurchased, are equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

Citi Institutional Tax Free Reserves

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited)  (continued)

5. Capital Loss Carryforward

On August 31, 2004, the Fund had for federal income tax purposes, a net capital loss carryforward of approximately $42,115, of which $9,272 expires on August 31, 2011 and $32,843 expires on August 31, 2012. This amount will be available to offset any future taxable capital gains.

6.Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003.) Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Bene-fits under the Plan are unfunded. Three former Trustees are currently receiving payments under the Plan. In addition, two other former Trustees received a lump sum payment under the plan. The Fund’s allocable share of the expenses of the Plan for the six months ended February 28, 2005 was $1,716.

7.Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

Citi Institutional Tax Free Reserves

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited)  (continued)

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citi-group relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Fund did not implement the contractual arrangement described above and will not receive any payments.

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Annual & Semi-Annual Tender Revenue
Bonds & Notes (Puts) — 6.9%

Allegheny County,
Pennsylvania, Hospital
Development Authority
Revenue, LOC-PNC
Bank N.A.,
1.75% due 5/1/05†	$6,740	$6,741,666
Arizona School Facilities
Board Revenue,
AMBAC-Insured,
6.00% due 7/1/05	13,740	13,929,355
California Infrastructure &
Economic Development
Bank Revenue,
2.25% due 2/2/06†	10,000	10,000,000
Detroit, Michigan, Sewer
Disposal Revenue,
FGIC-Insured,
1.55% due 8/4/05†	17,000	17,000,000
Indiana Health Facilities
Finance Authority
Hospital Revenue,
1.73% due 7/5/05†	10,000	10,000,000
Lower Neches Valley
Authority,Texas,
Pollution Control
Revenue,
2.14% due 8/15/05	10,000	10,000,000
Metropolitan Government,
Nashville and Davidson
County,Tennessee
Health Educational
Facility Board,
1.65% due 8/3/05†	6,000	6,000,000
Montana State Revenue,
2.60% due 3/1/05†	18,500	18,500,000
Plaquemines, Louisiana,
Port Harbor & Terminal
Facilities Revenue,
1.75% due 9/1/05†	6,000	6,005,959
Washington County,
Oregon, School District,
Number 48J Beaverton,
FSA-Insured:
Series A,
3.00% due 6/1/05	2,000	2,006,008
Series B,
3.00% due 6/1/05	7,050	7,073,035
Washington County,
Pennsylvania, Hospital
Authority Revenue,
AMBAC-Insured,
2.25% due 7/1/05†	8,835	8,851,018

		116,107,041

Bond, Revenue,Tax,Tax & Revenue
Anticipation Notes & Cash Anticipation
Certificate — 7.8%

Bernalillo County,
New Mexico,TRAN’s,
3.50% due 12/13/05	25,000	25,267,486
California State, RAN’s:
Series A,
3.00% due 6/30/05	11,375	11,410,381
Series C,
5.00% due 6/30/05	10,000	10,099,450
Hudson, Massachusetts,
BAN’s,
2.00% due 5/13/05	20,000	20,029,601
Maine State, BANs,
3.00% due 6/23/05	20,840	20,925,032
New Jersey State,TAN’s,
3.00% due 6/24/05	1,170	1,173,806
Philadelphia, Pennsylvania,
School District, TRAN’s,
3.00% due 6/30/05	7,500	7,534,005
Sacramento County,
California, TRAN’s,
3.00% due 7/11/05	10,000	10,048,013
Saint Louis, Missouri,
General Fund Revenue,
TRAN’s,
3.00% due 6/28/05	5,000	5,022,452
Texas State,TRAN’s,
3.00% due 8/31/05	10,000	10,047,374
Trenton, NJ, BAN’s:
3.25% due 12/16/05	8,235	8,295,718
3.25% due 12/16/05	1,105	1,113,147

		130,966,465

General Obligation Bonds &
Notes — 3.9%

Hawaii State, FSA-Insured,
5.50% due 1/1/06	7,415	7,622,459
Jersey City, NJ,
3.25% due 2/24/06	7,640	7,698,786
Minneapolis, Minnesota,
Special School
District No. 001,
6.00% due 8/11/05	35,000	35,633,786

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

General Obligation Bonds &
Notes — 3.9% (cont’d.)

Nevada State,
6.00% due 8/1/05	$14,125	$14,366,827

		65,321,858

Variable Rate Demand Notes (a) — 81.5%

ABN-Amro Munitops
Certificates Trust:
1998-2001,
MBIA-Insured,
1.91% due 3/2/05	10,000	10,000,000
1998-2003,
FGIC-Insured
1.91% due 3/2/05	6,000	6,000,000
1999-2012,
MBIA-Insured,
1.91% due 3/2/05	5,000	5,000,000
2000-2011,
PSF-Insured,
1.96% due 3/2/05	4,000	4,000,000
2001-2030,
MBIA-Insured,
1.91% due 3/2/05	4,965	4,965,000
2002-2004,
FSA-Insured,
1.91% due 3/2/05	15,000	15,000,000
2003-2025,
AMBAC-Insured,
1.91% due 3/2/05	8,590	8,590,000
FSA-Insured,
1.97% due
3/2/05 (b)	9,000	9,000,000
Akron Bath Copley, Ohio,
Hospital District
Revenue, LOC-Bank
One N.A.,
1.89% due 3/3/05	15,000	15,000,000
Alachua County, Florida,
Continuing Care Health
Facilities Authority,
LOC-BNP Paribas,
1.80% due 3/2/05	7,700	7,700,000
Alaska State Housing
Finance Corp., LIQ
FAC-Bank of America,
2.01% due 3/3/05 (b)	10,265	10,265,000
Arapahoe County,
Colorado, Water &
Wastewater Revenue,
MBIA-Insured,
1.90% due 3/3/05	4,720	4,720,000
Arkansas State, Finance
Development Authority,
Solid Waste
Dispense Revenue,
LOC-Fleet National Bank,
1.90% due 3/3/05 (b)	1,200	1,200,000
Atlanta, Georgia,
Airport Revenue:
Refunded C-3,
MBIA-Insured,
1.86% due 3/3/05	13,000	13,000,000
Series Refunded B-3,
MBIA-Insured,
1.86% due 3/3/05	7,500	7,500,000
Series Refunded C-1,
MBIA-Insured,
1.86% due 3/3/05	15,000	15,000,000
Atlanta, Georgia, Water &
Wastewater Revenue,
MBIA-Insured,
1.91% due 3/2/05	6,000	6,000,000
Austin,Texas, Water &
Wastewater Revenue,
FSA-Insured,
1.85% due 3/3/05	5,285	5,285,000
Brazos River Authority,
Texas Pollution Control
Revenue, LOC-Wachovia
Bank N.A.,
1.92% due 3/2/05 (b)	12,250	12,250,000
Brevard County, Florida,
Health Facilities Authority,
Healthcare Facilities
Revenue,
LOC-Suntrust Bank,
1.83% due 3/2/05	16,915	16,915,000
Calcasieu Parish, Louisiana,
Industrial Development
Board, LOC-Chase
Manhattan Bank,
1.92% due 3/2/05 (b)	3,400	3,400,000
California, Educational
Facilities Authority
Revenue,
1.72% due 3/2/05	5,200	5,200,000
California, Housing Finance
Revenue Agency
Revenue:
FSA-Insured,
1.90% due 3/2/05 (b)	11,710	11,710,000
SPA-Dexia Credit Local,
1.95% due 4/5/05 (b)	15,000	15,000,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes (a) — 81.5% (cont’d.)

California, Pollution
Control Financing
Authority, Solid Waste
Dispense Revenue,
1.87% due 3/2/05 (b)	$25,000	$25,000,000
California State:
Department of Water
Reserves, Power Supply
Revenue, SPA-Merrill
Lynch,
1.88% due 3/3/05	2,250	2,250,000
MBIA-Insured,
1.88% due 3/3/05	3,000	3,000,000
California, Statewide
Communities
Development Authority
Multi-Family Revenue,
LIQ FAC-Freddie Mac,
1.88% due 3/3/05 (b)	5,800	5,800,000
Charleston, South Carolina,
Waterworks and Sewer
Revenue, SPA-Bank of
America N.A.,
1.89% due 3/3/05	8,000	8,000,000
Chicago, Illinois:
FGIC-Insured,
2.11% due 3/3/05	29,996	29,996,000
Multi-Family Housing
Revenue,
FNMA-Collateralized,
1.91% due 3/3/05 (b)	12,000	12,000,000
O’Hare International
Airport Revenue:
Put-980,
AMBAC-Insured,
1.95% due 3/3/05 (b)	1,330	1,330,000
Put-1002,
1.95% due 3/3/05	17,150	17,150,000
Cincinnati, Ohio, City
School District,
FSA-Insured,
1.88% due 3/3/05	3,840	3,840,000
Cleveland Cuyahoga
County, Ohio,
LOC-Fifth Third Bank,
1.87% due 3/2/05	9,220	9,220,000
Collier County, Florida,
School Board, Certificate
of Participation,
FSA-Insured,
1.89% due 3/3/05	2,340	2,340,000
Colorado Springs,
Colorado, Utilities
Revenue, SPA-Dexia
Credit Local,
1.83% due 3/3/05	36,300	36,300,000
Connecticut State:
Health & Educational
Facilities Authority
Revenue,
1.74% due 3/2/05	50,000	50,000,000
Put 1588,
FSA-Insured,
1.87% due 3/3/05	3,240	3,240,000
Put 2223,
MBIA-Insured,
1.87% due 3/3/05	3,000	3,000,000
Detroit, Michigan, City
School District,
FGIC-Insured,
1.90% due 3/3/05	1,745	1,745,000
District of Columbia
Revenue, LOC-Bank
of America N.A.:
1.87% due 3/3/05	12,500	12,500,000
1.92% due 3/3/05	2,645	2,645,000
Du Page County, Illinois,
LOC-Lasalle Bank N.A.,
1.88% due 3/3/05	9,700	9,700,000
Everett, Washington,
LOC-Bank of
America N.A.,
1.92% due 3/3/05	2,600	2,600,000
Forsyth County, Georgia,
Development Authority
Revenue, LOC-Suntrust
Bank,
1.87% due 3/2/05	5,000	5,000,000
Franklin County, Ohio,
Hospital Revenue:
AMBAC-Insured,
1.87% due 3/3/05	20,000	20,000,000
Refunded,
AMBAC-Insured,
1.87% due 3/3/05	20,465	20,465,000
Fulton County, Georgia,
Development Authority
Revenue,
LOC-Suntrust Bank,
1.87% due 3/2/05	2,000	2,000,000
Georgia Municipal Gas
Authority,
1.87% due 3/2/05	13,475	13,475,000
Golden State Tobacco
Securitization,
FGIC-Insured,
1.88% due 3/3/05	6,000	6,000,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes (a) — 81.5% (cont’d.)

Greeneville,Tennessee,
Health & Educational
Facilities Board Revenue,
LOC-Suntrust Bank,
1.87% due 3/2/05	$30,000	$30,000,000
Gulf Coast Industrial
Development Authority,
Texas Environmental
Facilities Revenue,
LOC-West LB AG,
1.86% due 3/2/05 (b)	4,300	4,300,000
Gulf Coast Waste Disposal
Authority,Texas Pollution
Control Revenue,
1.87% due 3/2/05 (b)	4,300	4,300,000
Gwinnett County, Georgia:
Hospital Authority
Revenue, LOC-Suntrust
Bank,
1.87% due 3/2/05	10,000	10,000,000
Industrial Development
Revenue, LOC-Suntrust
Bank,
1.87% due 3/2/05	10,000	10,000,000
Hills, Iowa, Healthcare
Revenue, LOC-U.S.
Bank N.A.,
1.80% due 3/2/05	1,200	1,200,000
Hillsborough County,
Florida, School Board,
MBIA-Insured,
2.01% due 3/3/05	7,000	7,000,000
Howard County,
Maryland,
1.93% due 1/21/05	25,000	25,000,000
Illinois Housing
Development
Authority Revenue,
SPA-Federal Home
Loan Bank,
1.96% due 3/2/05 (b)	7,000	7,000,000
Illinois Housing
Development
Authority Multi-Family
Revenue, LOC-Federal
Home Loan Bank,
1.95% due 3/3/05 (b)	1,000	1,000,000
Illinois State,
FGIC-Insured,
1.90% due 3/3/05	10,335	10,335,000
Indiana Health Facilities
Finance Authority
Hospital Revenue,
LOC-U.S. Bank NA,
1.85% due 3/2/05	3,100	3,100,000
Indiana State
Development Finance
Authority, Environmental
Revenue, LOC-Barclays
Bank PLC,
1.90% due 3/2/05 (b)	11,000	11,000,000
Jacksonville, Florida,
Health Facilities
Authority Hospital
Revenue, LOC-Bank
of America N.A.,
1.83% due 3/3/05	10,400	10,400,000
Kentucky, Housing Corp.,
Housing Revenue,
1.90% due 3/2/05 (b)	3,400	3,400,000
Lacey, New Jersey,
Municipal Utilities
Authority, Water
Revenue, FGIC-Insured,
1.88% due 3/3/05	1,580	1,580,000
Los Angeles, California:
Union School District,
FSA-Insured,
1.88% due 3/3/05	2,895	2,895,000
Water & Power Revenue,
SPA-JP Morgan Chase,
1.85% due 3/3/05	5,200	5,200,000
Maine Health and Higher
Educational Facilities,
AMBAC-Insured,
1.87% due 3/2/05	2,460	2,460,000
Maine State Housing
Authority Mortgage
Purchase, LIQ FAC-JP
Morgan Chase & Co.,
1.93% due 3/3/05	5,540	5,540,000
Manatee County, Florida,
Housing Finance
Authority, LOC-Bank
of America N.A.,
1.92% due 3/3/05 (b)	6,700	6,700,000
Maryland State,
Community Development
Administration,
Department of Housing
& Community
Development, SPA-Lloyds
TSB Bank PLC,
1.86% due 3/3/05 (b)	20,000	20,000,000
Maryland State Health
and Higher Educational
Facilities Authority,
AMBAC-Insured,
1.86% due 3/3/05	11,805	11,805,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes (a) — 81.5% (cont’d.)

Massachusetts State:
Development Finance
Agency Multi-Family
Revenue, LOC-PNC
Bank N.A.,
1.91% due 3/2/05 (b)	$8,000	$8,000,000
Development Finance
Agency Revenue,
LOC-Lasalle Bank N.A.,
1.86% due 3/3/05	10,000	10,000,000
Industrial Finance Agency,
LOC-Fleet Bank,
1.88% due 3/3/05	1,810	1,810,000
Put 2226, MBIA-Insured,
1.88% due 3/3/05	4,700	4,700,000
Series 302, MBIA-Insured
1.87% due 3/3/05	21,040	21,040,000
Series 340, MBIA-Insured,
1.87% due 3/3/05	6,470	6,470,000
Water Reserves
Authority, MBIA-Insured,
1.88% due 3/3/05	8,620	8,620,000
Mecklenburg County,
North Carolina,
SPA-Landesbank Hessen,
1.84% due 3/3/05	10,000	10,000,000
Memphis,Tennessee,
Electrical System
Revenue, MBIA-Insured:
Series 378,
1.90% due 3/3/05	13,950	13,950,000
Series 879,
1.90% due 3/3/05	9,250	9,250,000
Series 880,
1.90% due 3/3/05	5,495	5,495,000
Metropolitan Atlanta
Rapid Transportation,
LOC-Dexia Credit Local,
1.77% due 3/1/05	5,000	5,000,000
Metropolitan Government,
Nashville and Davidson
County,Tennessee Health
Educational Facility
Board, SPA-Bayerische
Landesbank,
1.81% due 3/2/05	10,000	10,000,000
Metropolitan Water District,
Southern California,
Waterworks Revenue,
SPA-Dexia Credit Local:
1.81% due 3/3/05	3,775	3,775,000
1.83% due 3/3/05	10,000	10,000,000
Michigan State:
FSA-Insured,
1.84% due 3/2/05	14,000	14,000,000
Housing Development
Authority, Rental Housing
Revenue, FGIC-Insured
1.88% due 3/2/05 (b)	12,935	12,935,000
Milwaukee, Wisconsin,
Redevelopment
Authority, Multi-Family
Housing Revenue,
FNMA-Collateralized,
1.87% due 3/3/05	1,000	1,000,000
Minnetonka, Minnesota,
Multi-Family Housing
Revenue,
FNMA-Collateralized,
1.87% due 3/3/05	5,000	5,000,000
Montana Facility, Finance
Authority Revenue,
1.86% due 3/2/05	13,000	13,000,000
Montgomery County,
Pennsylvania, Industrial
Development Authority,
Pollution Control Revenue,
LOC-Wachovia Bank N.A.,
1.90% due 3/2/05	10,000	10,000,000
Montgomery County,
Tennessee, Public
Building Authority Pooled
Financing Revenue,
LOC-Bank
of America N.A.,
1.80% due 3/2/05	5,625	5,625,000
Morristown,Tennessee,
Industrial Development
Board, LOC-Landesbank
Banden-Wurttm,
1.97% due 3/2/05 (b)	4,250	4,250,000
Municipal Electric Authority
Georgia, MBIA-Insured,
1.82% due 3/2/05	10,950	10,950,000
Murray City, Utah,
Hospital Revenue,
1.85% due 3/3/05	11,000	11,000,000
New Hampshire State,
Housing Finance
Authority Multi-Family
Revenue,
FNMA-Collateralized,
1.88% due 3/2/05 (b)	6,400	6,400,000
New Hanover County,
North Carolina,
SPA-Wachovia:
1.90% due 3/3/05	2,250	2,250,000
1.90% due 3/3/05	2,250	2,250,000
1.90% due 3/3/05	2,250	2,250,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes (a) — 81.5% (cont’d.)

New Jersey:
Healthcare Facilities,
Financing Authority
Revenue, MBIA-Insured,
1.88% due 3/3/05	$1,595	$1,595,000
State Turnpike Authority,
Turnpike Revenue,
FSA-Insured,
1.84% due 3/2/05	7,800	7,800,000
New York, New York,
City Housing
Development Corp.,
Multi-Family Revenue,
FNMA-Collateralized:
Jane Street,
1.90% due 3/2/05 (b)	1,525	1,525,000
West 48th Street,
1.87% due 3/2/05 (b)	4,500	4,500,000
New York, New York:
City Industrial
Development Agency
Revenue, LOC-Bank
of America N.A.,
1.82% due 3/2/05	18,000	18,000,000
City Transitional
Financing Authority:
Put 1839,
MBIA-Insured,
1.89% due 3/3/05	1,000	1,000,000
Subseries-2D, LIQ
FAC-Lloyds TSB Bank,
1.85% due 3/2/05	5,000	5,000,000
New York State:
Dormitory Authority
Revenues,
MBIA-Insured,
1.88% due 3/3/05	1,000	1,000,000
Housing Financing
Authority Revenue,
FNMA-Collateralized:
10 Barclay
Street-Series A,
1.86% due 3/2/05	31,000	31,000,000
39th Street Housing,
1.86% due 3/2/05 (b)	2,300	2,300,000
Throughway Authority,
State Income Tax
Revenue, MBIA-Insured,
1.88% due 3/3/05	1,500	1,500,000
Urban Development Corp.
Revenue, FGIC-Insured,
1.88% due 3/3/05	1,260	1,260,000
North Carolina Medical
Care Commission,
SPA-Wachovia
Bank N.A.,
1.87% due 3/2/05	31,000	31,000,000
Oakland, California,
FGIC-Insured,
1.88% due 3/3/05	4,100	4,100,000
Ohio State Air Quality
Development Authority
Revenue, LOC-ABN
Amro Bank N.V.,
1.94% due 3/2/05 (b)	9,000	9,000,000
Palm Beach County,
Florida, Health Facilities
Authority Revenue,
LOC-Suntrust Bank,
1.83% due 3/2/05	13,255	13,255,000
Pennsylvania Housing
Finance Agency:
Single Family Mortgage,
Series 82B,
SPA-Landesbank Hessen,
1.90% due 3/2/05 (b)	16,900	16,900,000
Single Family Mortgage
Series 84D, GO
of Agency,
1.90% due 3/2/05 (b) 21,235		21,235,000
Pennsylvania State,
FGIC-Insured,
1.88% due 3/3/05	6,745	6,745,000
Pennsylvania State
Turnpike Commission:
Oil Franchise Tax
Revenue, MBIA-Insured,
1.88% due 3/3/05	4,995	4,995,000
Turnpike Revenue,
SPA-Dexia Credit Local,
1.86% due 3/3/05	12,300	12,300,000
Philadelphia, Pennsylvania,
Gas Works Revenue,
LOC-JP Morgan
Chase Bank,
1.87% due 3/3/05	5,300	5,300,000
Phoenix, Arizona, Civic
Improvement Corp.,
Wastewater System
Revenue, MBIA-Insured,
1.84% due 3/2/05	15,000	15,000,000
Pinellas County, Florida,
Health Facilities
Authority Revenue,
LOC-Suntrust Bank,
1.83% due 3/2/05	30,700	30,700,000
Poway, California,
Union School District,
MBIA-Insured,
1.88% due 3/3/05	2,000	2,000,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes (a) — 81.5% (cont’d.)

Puerto Rico:
Commonwealth,
MBIA-Insured,
1.86% due 3/3/05	$1,000	$1,000,000
Electrical Power
Authority, Power
Revenue, MBIA-Insured,
1.83% due 3/2/05	10,000	10,000,000
Municipal Financing
Agency, FSA-Insured,
1.86% due 3/3/05	1,400	1,400,000
Public Financing Corp.,
AMBAC-Insured,
1.86% due 3/3/05	4,665	4,665,000
Rhode Island Health and
Educational Building
Corp., Educational
Institutional Revenue,
LOC-Fleet National Bank,
1.80% due 3/2/05	1,365	1,365,000
Roswell, Georgia,
Multi-Family Housing
Authority,
LOC-Wachovia Bank,
1.91% due 3/2/05	2,500	2,500,000
Saint Mary Hospital,
Authority Bucks County,
1.85% due 3/2/05	25,000	25,000,000
San Francisco, California,
City & County
Redevelopment Agency,
Lease Revenue,
AMBAC-Insured,
1.88% due 3/3/05	1,305	1,305,000
Sevier County,Tennessee,
Public Building Authority,
Local Government,
AMBAC-Insured:
Public Improvement II,
Series F-2,
1.88% due 3/3/05	1,125	1,125,000
Public Improvement VI,
Series D-1,
1.84% due 3/2/05	18,750	18,750,000
South Carolina:
Education Facilities
Authority, LOC-Bank
of America N.A.,
1.92% due 3/3/05	9,400	9,400,000
Jobs Economic
Development Authority,
LOC-Wachovia Bank N.A.,
1.91% due 3/3/05	46,060	46,060,000
South Carolina Transportation
Infrastructure Revenue,
AMBAC-Insured,
1.88% due 3/3/05	2,490	2,490,000
Stevenson, Alabama,
Industrial Development,
Board Revenue,
LOC-JP Morgan
Chase Bank,
1.90% due 3/2/05 (b)	15,000	15,000,000
Tarrant County,Texas,
Health Facilities
Development,
LOC-Suntrust Bank,
1.87% due 3/3/05	830	830,000
University of California
Revenues, MBIA-Insured,
1.88% due 3/3/05	3,100	3,100,000
University of Massachusetts,
Building Authority Facility
Revenue, MBIA-Insured,
1.88% due 3/3/05	1,400	1,400,000
Upper Illinois River Valley
Development Authority,
Industrial Development
Revenue, LOC-Lasalle
Bank N.A.,
1.95% due 3/3/05 (b)	3,500	3,500,000
Verona, Wisconsin,
Industrial Development
Revenue, LOC-U.S.
Bank N.A.,
1.97% due 3/3/05 (b)	5,500	5,500,000
Virginia College Building
Authority, FSA-Insured,
1.88% due 3/3/05	4,965	4,965,000
Washington State,
MBIA-Insured,
1.90% due 3/3/05	3,300	3,300,000
Washington State Housing
Finance Revenue,
FNMA-Collateralized,
1.91% due 3/3/05 (b)	5,250	5,250,000

		1,361,446,000

Total Investments, at
Amortized Cost	100.1%	1,673,841,364
Liabilities in Excess of
Other Assets	(0.1)%	(1,547,405)

Total Net Assets	100.0%	$1,672,293,959

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

Principal
Amount
Issuer	(000’s omitted)	Value

(a)	For variable rate demand notes the maturity date shown is the date of the next interest rate change.
(b)	AMT — Subject to Alternative Minimum Tax.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933.This security has been resold in transactions that are exempt from registration, normally to qualified institutional buyers.
†	For Put Bonds the maturity date shown is next put date.

Abbreviations used in this schedule:
AMBAC	—	AMBAC Indemnity Corporation
BAN’s	—	Bond Anticipation Notes
FNMA	—	Federal National Mortgage Association
FGIC	—	Financial Guaranty Insurance Company
GO	—	Government Obligaion
LIQ FAC	—	Liquid Facility
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Investors Assurance
Corporation
PSFG	—	Permanent School Fund Guaranty
RAN’s	—	Revenue Anticipation Notes
SPA	—	Standby Bond Purchase Agreement
TAN’s	—	Tax Anticipation Notes
TRAN’s	—	Tax & Revenue Anticipation Notes

See Notes to Financial Statements.

Tax Free Reserves Portfolio
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S

February 28, 2005 (unaudited)

ASSETS:
Investments, at amortized cost (Note 1A)	$1,673,841,364
Cash	2,379,911
Interest receivable	5,794,747

Total Assets	1,682,016,022

LIABILITIES:
Payable for securities purchased	9,250,000
Management fee payable (Note 2)	148,827
Trustees’ fees payable	209,836
Accrued expenses and other liabilities	113,400

Total Liabilities	9,722,063

Total Net Assets	$1,672,293,959

REPRESENTED BY:
Capital paid in excess of par value	$1,672,293,959

See Notes to Financial Statements.

Tax Free Reserves Portfolio
S T A T E M E N T O F O P E R AT I O N S

For the Six Months Ended February 28, 2005 (unaudited)

INVESTMENT INCOME (NOTE 1):		$13,202,937

EXPENSES
Management fee (Note 2)	$1,601,745
Custody and fund accounting fees	168,698
Trustees’ fees	30,356
Legal fees	24,916
Audit fees	10,300
Shareholder communications	3,524
Other	2,784

Total Expenses	1,842,323
Less: Management fee waived (Note 2)	(637,525)
Fees paid indirectly (Note 1)	(1,950)

Net Expenses		1,202,848

Net Investment Income		12,000,089
Net Realized Loss From Investment Transactions		(124,714)

Increase in Net Assets From Operations		$11,875,375

See Notes to Financial Statements.

Tax Free Reserves Portfolio
S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S

For the Six Months Ended February 28, 2005 (unaudited)
and the Year Ended August 31, 2004

	2005	2004

OPERATIONS:
Net investment income	$12,000,089	$14,932,298
Net realized loss	(124,714)	(43,456)

Increase in Net Assets From Operations	11,875,375	14,888,842

CAPITAL TRANSACTIONS:
Proceeds from contributions	3,450,761,560	6,546,018,606
Value of withdrawals	(3,305,595,287)	(6,556,217,111)

Increase (Decrease) in Net Assets
From Capital Transactions	145,166,273	(10,198,505)

Increase in Net Assets	157,041,648	4,690,337
NET ASSETS:
Beginning of period	1,515,252,311	1,510,561,974

End of period	$1,672,293,959	$1,515,252,311

See Notes to Financial Statements.

Tax Free Reserves Portfolio
F I N A N C I A L H I G H L I G H T S

	2005 (1)		2004	2003	2002	2001	2000

Total Return(2)	0.74	%‡	0.91%	1.17%	1.72%	3.56%	3.84%
Net Assets, End of
Year (000s)	$1,672,293		$1,515,252	$1,510,562	$1,465,375	$752,379	$675,492
Ratios to Average
Net Assets:
Expenses(3)(4)	0.15	%†	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses after fees
paid indirectly	0.15	%†	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	1.50	%†	0.90%	1.14%	1.64%	3.48%	3.77%

(1)	For the six months ended February 28, 2005 (unaudited).

(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past per- formance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.

(3)	The ratio of expenses to average net assets will not exceed 0.15% as a result of a voluntary expense limitation, which may be terminated at any time.

(4)	The Portfolio Manager waived a portion of its fees for the six months ended February 28, 2005 and the years ended August 31, 2004, 2003, 2002, 2001 and 2000. If such fees were not waived and/or reimbursed, the expense ratios would have been 0.23% (annualized), 0.23%, 0.24%, 0.24%, 0.29% and 0.29% respectively.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

See Notes to Financial Statements.

Tax Free Reserves Portfolio

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited)

1. Organization and Significant Accounting Policies

Tax Free Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, non-diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue shares of beneficial interest in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

The following are significant accounting policies consistently followed by the Portfolio. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP)”. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these estimates.

     A. Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Investment Income and Expenses. Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

     C. IncomeTaxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so that an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

     D. Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Management Agreement and Other Transactions with Affiliates

The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

Tax Free Reserves Portfolio

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.20% of the Funds’ average daily net assets. The management fee amounted to $1,601,745, of which $637,525 was voluntarily waived for the six months ended February 28, 2005. Such waiver is voluntary and may be terminated at any time at the discretion of the manager.

The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions

Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $5,908,169,658 and $5,687,473,379, respectively, for the six months ended February 28, 2005.

4. Federal Income Tax Basis of Investment Securities

The cost of investment securities owned at February 28, 2005, for federal income tax purposes, amounted to $1,673,841,364.

5.Trustee Retirement Plan

The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Three former Trustees are currently receiving payments under the plan. In addition, two other former Trustees received a lump sum payment under the plan. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2005 was $29,185.

6.Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action

Tax Free Reserves Portfolio

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Portfolio did not implement the contractual arrangement described above and will not receive any payments.

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INVESTMENT MANAGER	TRUSTEES
(OF TAX FREE RESERVES	Elliott J. Berv
PORTFOLIO)	Donald M. Carlton
Citi Fund Management Inc.	A. Benton Cocanougher
100 First Stamford Place	Mark T. Finn
Stamford, CT 06902	R. Jay Gerken, CFA*
DISTRIBUTOR	Chairman
Citigroup Global Markets Inc.	Stephen Randolph Gross
TRANSFER AGENT	Diana R. Harrington
Citicorp Trust Bank, Fsb.	Susan B. Kerley
125 Broad Street, 11th floor	Alan G. Merten
New York, NY 10004	R. Richardson Pettit
SUB-TRANSFER AGENT	OFFICERS*
PFPC Inc.	R. Jay Gerken, CFA
P.O. Box 9699	President and
Providence, RI 02940-9699	Chief Executive Officer
SUB-TRANSFER AGENT	Andrew B. Shoup
AND CUSTODIAN	Senior Vice President and
State Street Bank and Trust Company	Chief Administrative Officer
225 Franklin Street	Frances M. Guggino
Boston, MA 02110	Chief Financial Officer
INDEPENDENT REGISTERED	and Treasurer
PUBLIC ACCOUNTING FIRM	Andrew Beagley
KPMG LLP	Chief Anti-Money Laundering
757 Third Avenue	Compliance Officer and
New York, NY 10017	Chief Compliance Officer
LEGAL COUNSEL	Wendy S. Setnicka
Bingham McCutchen LLP	Controller
150 Federal Street	Robert I. Frenkel
Boston, MA 02110	Secretary and Chief Legal Officer

* Affiliated Person of Investment Manager

CitiFunds Institutional Trust

CitiSM Institutional Tax Free Reserves

The fund is a separate investment fund of CitiFunds Institutional Trust, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the fund voted proxies relating to portfolio securities during the 12-month period ending June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-625-4554, (2) on the fund’s web site at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Citi Institutional Tax Free Reserves.

©2005 Citicorp	Citigroup Global Markets Inc.
CFS/INS TF/205
05-8135

Semi-Annual Report

CitiSM Institutional Cash Reserves February 28, 2005

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E   O F   C O N T E N T S

Letter from the Chairman	1

Fund Facts	4

Portfolio at a Glance — Prime Cash Reserves Portfolio	5

Fund Expenses	6

Citi Institutional Cash Reserves
Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	15

Prime Cash Reserves Portfolio
Schedule of Investments	19

Statement of Assets and Liabilities	22

Statement of Operations	22

Statements of Changes in Net Assets	23

Financial Highlights	24

Notes to Financial Statements	25

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the six-month period ended February 28, 2005. Following a 3.3% gain in the second quarter of 2004, gross domestic product (“GDP”)[i] growth was a robust 4.0% in the third quarter. The preliminary estimate for fourth quarter GDP growth was 3.8%, another solid gain.

Given the overall strength of the economy, Federal Reserve Board (“Fed”)ii monetary policy was seen as highly accommodative and expectations were that it would start raising rates to ward off the threat of inflation. As expected, the Fed raised its target for the federal funds rateiii by 0.25% to 1.25% on June 30, 2004 — the first rate increase in four years. The Fed again raised rates in 0.25% increments during its meetings in August, September, November, December 2004, and February 2005, bringing the target for the federal funds rate to 2.50% . Following the end of the fund’s reporting period, at its March meeting, the Fed increased the target rate by an additional 0.25% to 2.75% .

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

While rising interest rates are generally troublesome for longer-term fixed income securities, since bond prices decline as rates are expected to rise, they can be good for short-term instruments such as money market securities. Prices for money market securities, and the funds that invest in them, are generally held stable, while rising rates result in higher levels of income on new bonds issued in the future. Money market securities closely track movements of the fed funds target.

Performance Review

As of February 28, 2005, the seven-day current yield for Class L shares of CitiSM Institutional Cash Reserves was 2.41% and its seven-day effective yield, which reflects compounding, was 2.44% .1

Both yields include a voluntary fee waiver of the management and distribution/service fees. Absent these waivers, the seven-day current yield would have been 2.30% and the seven-day effective yield would have been 2.33% ..

1	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested.The effective yield typi- cally will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

1

CITISM INSTITUTIONAL CASH RESERVES
YIELDS AS OF FEBRUARY 28, 2005
(unaudited)

	Seven Day Current Yield[2]	Seven Day Effective Yield[2]

Class L Shares	2.41%	2.44%

Class O Shares	2.46%	2.49%

Class S Shares	2.26%	2.29%

Class SVB Securities Horizons Shares	2.31%	2.34%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield for Class L shares would have been 2.30% and the seven-day effective yield would have been 2.33% . Absent these reimbursements or waivers, the seven-day current yield for class O shares would have been 1.80% and the seven-day effective yield would have been 1.83% . Absent these reimbursements or waivers, the seven-day current yield for class S shares would have been 2.15% and the seven-day effective yield would have been 2.18% . Absent these reimbursements or waivers, the seven-day current yield for Class SVB Securities Horizons shares would have been 2.13% and the seven-day effective yield would have been 2.16% .

An investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM,

2	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested.The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2

relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer
March 23, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote eco- nomic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

3

F U N D   F A C T S

Fund Objective

To provide its shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
Class L shares: October 17, 1997	Distributed annually, if any
Class S shares: October 6, 1999
Class O shares: September 10, 2002
SVB Securities Horizon
Shares: June 1, 2001
Benchmark*
Net Assets as of 2/28/05	• iMoneyNet, Inc.
Class L shares: $763.8 million	AAA-rated 1st Tier Taxable
Class S shares: $593.9 million	Money Market Funds Average
Class O shares: $3,519.2 million
SVB Securities Horizon
Shares: $180.8 million

*	The iMoneyNet, Inc. Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

4

P R I M E   C A S H   R E S E R V E S   P O R T F O L I O

Portfolio at a Glance (unaudited)

Investment Breakdown

5

F U N D   E X P E N S E S  (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2004 and held for the six months ended February 28, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

		Beginning	Ending	Annualized	Expenses
	Actual	Account	Account	Expense	Paid During
	Total Return(2)	Value	Value	Ratio	the Period(3)

Class L	0.94%	$1,000.00	$1,009.40	0.20%	$1.00

Class S	0.87	1,000.00	1,008.70	0.35	1.74

Class O	0.97	1,000.00	1,009.70	0.15	0.75

Class SVB	0.89	1,000.00	1,008.90	0.30	1.49

(1)	For the six months ended February 28, 2005.

(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6

F U N D   E X P E N S E S (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Class L	5.00%	$1,000.00	$1,023.80	0.20%	$1.00

Class S	5.00	1,000.00	1,023.06	0.35	1.76

Class O	5.00	1,000.00	1,024.05	0.15	0.75

Class SVB	5.00	1,000.00	1,023.31	0.30	1.51

(1)	For the six months ended February 28, 2005.

(2)	Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

7

Citi Institutional Cash Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 28, 2005 (unaudited)

ASSETS:
Investment in Prime Cash Reserves Portfolio, at value (Note 1A)	$5,045,421,231
Receivable for shares of beneficial interest sold	52,644,501
Prepaid assets	27,981

Total Assets	5,098,093,713

LIABILITIES:
Payable for shares of beneficial interest reacquired	36,372,152
Dividends payable	3,432,414
Management fee payable (Note 3)	156,465
Distribution/Service fees payable (Note 3)	136,695
Trustees’ fees payable	13,205
Accrued expenses and other liabilities	329,985

Total Liabilities	40,440,916

Total Net Assets	$5,057,652,797

NET ASSETS:
Par value of s hares of beneficial interest (Note 4)	$50,576
Capital paid in excess of par value	5,057,602,221

Total Net Assets	$5,057,652,797

Class L Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($763,761,476 ÷ 763,761,476 shares outstanding)	$1.00

Class S Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($593,861,067 ÷ 593,861,067 shares outstanding)	$1.00

Class O Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($3,519,178,042 ÷ 3,519,178,042 shares outstanding)	$1.00

SVB Securities Horizon Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($180,852,212 ÷ 180,852,212 shares outstanding)	$1.00

See Notes to Financial Statements.

8

Citi Institutional Cash Reserves
S T A T E M E N T   O F   O P E R A T I O N S

For the Six Months Ended February 28, 2005 (unaudited)

INVESTMENT INCOME:
Income from Prime Cash Reserves Portfolio	$52,438,993
Allocated net expenses from Prime Cash Reserves Portfolio	(2,462,599)

Total Investment Income		$49,976,394

EXPENSES:
Distribution/Service fees (Note 3)	11,763,559
Management fee (Note 3)	2,468,755
Transfer agency services	211,351
Audit and legal	34,225
Trustees’ fees	30,959
Shareholder communications	26,666
Insurance fees	20,409
Custody and fund accounting fees	12,893
Blue Sky fees	4,878
Other	51,144

Total Expenses	14,624,839
Less: Management and distribution/service fees
waived (Note 3)	(12,593,252)

Net Expenses		2,031,587

Net Investment Income		47,944,807

See Notes to Financial Statements.

9

Citi Institutional Cash Reserves
S T A T E M E N T S   O F   C H A N G E S   I N    N E T   A S S E T S

For the Six Months Ended February 28, 2005 (unaudited)
and the Year Ended August 31, 2004

	2005	2004

FROM INVESTMENT ACTIVITIES:
Net investment income declared as dividends
to shareholders (Note 2):	$47,944,807	$32,272,441

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST AT NET ASSET VALUE
OF $1.00 PER SHARE (NOTE 4):
Proceeds from sale of shares	33,086,008,066	54,256,069,024
Net asset value of shares issued for reinvestment
of dividends	30,231,611	19,088,339
Cost of shares repurchased	(32,209,891,353)	(52,636,417,376)

Increase in Net Assets From Transactions
in Shares of Beneficial Interest	906,348,324	1,638,739,987

NET ASSETS:
Beginning of period	4,151,304,473	2,512,564,486

End of period	$5,057,652,797	$4,151,304,473

See Notes to Financial Statements.

10

Citi Institutional Cash Reserves
F I N A N C I A L   H I G H L I G H T S

For a share of each class of beneficial interest outstanding throughout each year or period ended August 31, unless otherwise noted:

					Class L

	2005(1)		2004		2003		2002	2001	2000

Net Asset Value,
Beginning of Period	$1.00000		$1.00000		$1.00000		$1.00000	$1.00000	$1.00000
Net investment income	0.00940		0.00963		0.01232		0.01965	0.05288	0.05827
Distributions from
net investment income	(0.00940)		(0.00963)		0.01232)		(0.01965)	(0.05288)	(0.05827)

Net Asset Value,
End of Period	$1.00000		$1.00000		$1.00000		$1.00000	$1.00000	$1.00000

Total Return(2)	0.94	%‡	0.97%		1.24%		1.98%	5.42%	5.98%
Net Assets,
End of Period (000s)	$763,761		$672,667		$867,308		$1,017,890	745,455	496,068
Ratios to Average
Net Assets:
Expenses(3)(4)	0.20	%†(5)	0.20	%(5)	0.20	%(5)	0.25%	0.25%	0.25%
Net investment income(3)	1.92	%†	0.96%		1.24%		1.90%	5.17%	5.93%

(1)	For the six months ended February 28, 2005 (unaudited).

(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past per- formance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.

(3)	Includes the Fund’s share of Prime Cash Reserves Portfolio (formerly Institutional Reserves Portfolio) allocated expenses beginning on June 3, 2002.

(4)	The Fund’s Manager and Distributor and the Manager of Prime Cash Reserves Portfolio voluntar- ily waived a portion of its management fee for the six months ended February 28, 2005 and for the years ended August 31, 2004, 2003, 2002, 2001 and 2000, respectively. If such fees were not voluntarily waived, the actual expense ratios would have been 0.31% (annualized), 0.35%, 0.42%, 0.38%, 0.37% and 0.40%, respectively.

(5)	The ratio of expenses to average net assets will not exceed 0.20%, as a result of voluntary expense limitation, which may be discontinued at any time.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

See Notes to Financial Statements.

11

Citi Institutional Cash Reserves
F I N A N C I A L   H I G H L I G H T S (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended August 31, unless otherwise noted:

					Class S

	2005 (1)		2004		2003		2002	2001	2000 (2)

Net Asset Value,
Beginning of Period	$1.00000		$1.00000		$1.00000		$1.00000	$1.00000	$1.00000
Net investment income	0.00866		0.00814		0.01082		0.01815	0.05137	0.05202
Distributions from net
investment income	(0.00866)		(0.00814)		(0.01082)		(0.01815)	(0.05137)	(0.05202)

Net Asset Value,
End of Period	$1.00000		$ 1.00000		$1.00000		$1.00000	$1.00000	$1.00000

Total Return(3)	0.87	%‡	0.82%		1.09%		1.83%	5.26%	5.83	%‡
Net Assets,
End of Period (000s)	$593,861		475,367		$289,041		$206,732	$83,765	$96,359
Ratios to Average
Net Assets:
Expenses(4)(5)	0.35	%†(6)	0.35	%(6)	0.35	%(6)	0.40%	0.40%	0.40	%†
Net investment income(4)	1.78	%†	0.82%		1.04%		1.75%	4.97%	5.78	%†

(1)	For the six months ended February 28, 2005 (unaudited).

(2)	For the period October 6, 1999 (commencement of operations) to August 31, 2000.

(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.

(4)	Includes the Fund’s share of Prime Cash Reserves Portfolio (formerly Institutional Reserves Portfolio) allocated expenses beginning on June 3, 2002.

(5)	The Fund’s Manager and Distributor and the Manager of Prime Cash Reserves Portfolio voluntarily waived a portion of its management fee for the six months ended February 28, 2005 and for the years ended August 31, 2004, 2003, 2002, 2001 and the period ended 2000, respectively. If uch fees were not voluntarily waived, the actual expense ratios would have been 0.46% (annual ized), 0.50%, 0.57%, 0.53%, 0.52% and 0.55% (annualized), respectively.

(6)	The ratio of expenses to average net assets will not exceed 0.35%, as a result of voluntary expense limitation, which may be terminated at any time.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

See Notes to Financial Statements.

12

Citi Institutional Cash Reserves
F I N A N C I A L   H I G H L I G H T S (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended August 31, unless otherwise noted:

	Class O

	2005 (1)		2004	2003 (2)

Net Asset Value, Beginning of Period	$1.00000		$1.00000	$1.00000
Net investment income	0.00965		0.01013	0.01230
Distributions from net investment income	(0.00965)		(0.01013)	(0.01230)

Net Asset Value, End of Period	$1.00000		$1.00000	$1.00000

Total Return(3)	0.97	%‡	1.02%	1.22	%‡
Net Assets, End of Period (000s)	$3,519,179		$2,895,844	$1,238,065
Ratios to Average Net Assets:
Expenses(4)(5)(6)	0.15	%†	0.15%	0.15	%†
Net investment income(4)	1.99	%†	1.03%	1.12	%†

(1)	For the six months ended February 28, 2005 (unaudited).
(2)	For the period September 10, 2002 (commencement of operations) to August 31, 2003.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(4)	Includes the Fund’s share of Prime Cash Reserves Portfolio (formerly Institutional Reserves Portfolio) allocated expenses beginning on September 10, 2002.
(5)	The ratio of expenses to average net assets will not exceed 0.15%, as a result of voluntary expense limitation, which may be terminated at any time.
(6)	The Fund’s Manager and Distributor and the Manager of Prime Cash Reserves Portfolio voluntarily waived a portion of its management fee for the six months ended February 28, 2005 and for the years ended August 31, 2004 and the period ended 2003, respectively. If such fees were not voluntarily waived, the actual expense ratios would have been 0.81% (annualized), 0.85% and 0.93% (annualized), respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

13

Citi Institutional Cash Reserves
F I N A N C I A L   H I G H L I G H T S (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended August 31, unless otherwise noted:

	SVB Securities Horizon Shares

	2005 (1)		2004		2003	2002	2001 (2)

Net Asset Value,
Beginning of Period	$1.00000		$1.00000		$1.00000	$1.00000	$1.00000
Net investment income	0.00890		0.00863		0.00752	0.01016	0.00726
Distributions from
net investment income	(0.00890)		(0.00863)		(0.00752)	(0.01016)	(0.00726)

Net Asset Value,
End of Period	$1.00000		$1.00000		$1.00000	$1.00000	$1.00000

Total Return(3)	0.89	%‡	0.87%		0.75%	1.02%	2.95	%‡
Net Assets,
End of Period (000s)	$180,852		$107,426		$118,150	$9	$36,069
Ratios to Average
Net Assets:
Expenses(4)(5)	0.30	%†(6)	0.30	%(6)	0.42%	1.20%	1.20	%†
Net investment income(4)	1.84	%†	0.88%		0.81%	0.95%	3.24	%†

(1)	For the six months ended February 28, 2005 (unaudited).
(2)	For the period June 1, 2001 (commencement of operations) to August 31, 2001.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(4)	Includes the Fund’s share of Prime Cash Reserves Portfolio (formerly Institutional Reserves Portfolio) allocated expenses beginning on June 3, 2002.
(5)	The Fund’s Manager and Distributor and the Manager of Prime Cash Reserves Portfolio voluntar ily waived a portion of its management fee for the six months ended February 28, 2005 and for the years ended August 31, 2004, 2003, 2002 and the period ended 2001, respectively. If such fees were not voluntarily waived, the actual expense ratios would have been 0.48% (annualized), 0.52%, 0.59%, 1.33% and 1.47% (annualized), respectively.
The Fund’s Manager and Distributor and the Manager of Prime Cash Reserves Portfolio voluntar ily waived a portion of its management fee for the six months ended February 28, 2005 and for the years ended August 31, 2004, 2003, 2002 and the period ended 2001, respectively. If such fees were not voluntarily waived, the actual expense ratios would have been 0.48% (annualized), 0.52%, 0.59%, 1.33% and 1.47% (annualized), respectively.
(6)	The ratio of expenses to average net assets will not exceed 0.30%, as a result of voluntary expense limitation, which may be terminated at any time.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

14

Citi Institutional Cash Reserves
N OT E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited)

1. Organization and Significant Accounting Policies

Citi Institutional Cash Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Institutional Trust (the “Trust”), which is organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end, management investment company. On June 3, 2002, the Fund began investing all of its investable assets in Prime Cash Reserves Portfolio (the “Portfolio”), a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as investment manager. The value of the investment reflects the Fund’s proportionate interest (approximately 81.9% at February 28, 2005) in the net assets of the Portfolio. Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor (the “Distributor”). Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these estimates.

     A. Investment Valuation. Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

     B. Investment Income. The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

     C. Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of the Fund’s taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

     D. Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

     E. Method of Allocation. All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

     F. Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of their relative daily net assets of each class. Distribution and transfer agency services fees relating to a specific class are charged directly to that class.

15

Citi Institutional Cash Reserves
N OT E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

     G. Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Dividends and Distributions to Shareholders

The net income of the Fund is determined daily, as of 5:00 pm Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash on or prior to the last business day of the month.

Distributions of net realized gains to shareholders of the Fund, if any, are declared at least annually.

Distributions paid to shareholders by class, were as follows:

	Six Months Ended	Year Ended
	February 28, 2005	August 31, 2004

Net Investment Income
Class L	$7,542,189	$7,217,012
Class S	4,337,648	3,405,159
Class O	34,748,828	20,889,792
Class SVB	1,316,142	760,478

Total	$47,944,807	$32,272,441

3. Management Agreement and Other Transactions with Affiliates

The management fees are computed at an annual rate not to exceed 0.10% of the Fund’s average daily net assets. The management fees paid to the Manager, as compensation for overall investment management services amounted to $2,468,755 of which $1,620,361 was voluntarily waived for the six months ended February 28, 2005. The Manager also serves as the Manager for the Portfolio and receives management fees, before any waivers, at an annual rate of 0.10% of the Portfolio’s average daily net assets. Such waiver is voluntary and may be terminated at any time at the discretion of the Manager.

The Trust pays no compensation directly to any Trustee or any officer who is affil-iated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

The Fund has adopted Service Plans for Class L, Class S, Class O and Class SVB Securities Horizon Shares pursuant to Rule 12b-1 under the 1940 Act in which the Fund pays fees for distribution, sales, marketing and shareholder services at an annual rate of 0.10%, 0.25%, 0.60% and 0.27% of the Fund’s Class L, Class S, Class O and Class SVB Securities Horizon Shares average daily net assets, respectively. The Distribution fee amounted to $391,996 of which $195,998 was voluntarily waived for Class L, $609,118 of which $121,824 was voluntarily waived for Class S, $10,569,168, all of which was voluntarily waived for Class O and $193,277 of which $85,901 was voluntarily waived for Class SVB Securities Horizon Shares for the six months ended February 28, 2005. Such waiver is voluntary and may be terminated at any time.

16

Citi Institutional Cash Reserves
N OT E S   TO   F I N A N C I A L   S TAT E M E N T S (unaudited) (continued)

For the six months ended February 28, 2005, total Transfer Agency Service expenses for Class L, S, O and SVB, were $60,915, $42,874, $93,944 and $13,618, respectively.

4. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share). Transactions in shares of each class, each at $1.00, were as follows:

	Six Months Ended	Year Ended
	February 28, 2005	August 31, 2004

Class L
Shares sold	4,821,556,752	9,209,511,830
Shares issues on reinvestment	1,365,035	1,426,400
Shares reacquired	(4,731,827,133)	(9,405,579,631)

Net Increase (Decrease)	91,094,654	(194,641,401)

Class S
Shares sold	757,296,975	1,818,591,411
Shares issues on reinvestment	3,707,124	2,216,588
Shares reacquired	(642,510,805)	(1,634,481,536)

Net Increase	118,493,294	186,326,463

Class O
Shares sold	27,226,874,022	42,968,266,491
Shares issues on reinvestment	23,843,310	14,688,546
Shares reacquired	(26,627,383,468)	(41,325,176,250)

Net Increase	623,333,864	1,657,778,787

Class SVB
Shares sold	280,280,317	259,699,292
Shares issues on reinvestment	1,316,142	756,805
Shares reacquired	(208,169,947)	(271,179,959)

Net Increase (Decrease)	73,426,512	(10,723,862)

5. Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Bene-fits under the Plan are unfunded. Three former Trustees are currently receiving payments under the plan. In addition two other former Trustees received a lump sum payment under the plan. The Fund’s allocable share of the expenses of the Plan for the six months ended February 28, 2005 was not material.

17

Citi Institutional Cash Reserves
N OT E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

6. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Fund did not implement the contractual arrangement described above and will not receive any payments.

18

Prime Cash Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Certificates of Deposit (Yankee) — 4.5%

Barclays Bank PLC:
2.14% due 4/11/05	$50,000	$49,972,512
2.42% due 4/18/05	75,000	75,000,000
Credit Suisse First
Boston USA (a):
2.58% due 3/21/05	50,000	50,000,000
2.88% due 5/25/05	50,000	50,001,700
Rabobank Nederland,
2.50% due 5/12/05	50,000	49,750,000

		274,724,212

Commercial Paper — 75.0%

Alpine Securitization Corp.,
2.60% due 4/4/05	60,000	59,852,667
Atomium Funding Corp.:
2.49% due 3/16/05	48,566	48,515,613
2.60% due 4/1/05	50,000	49,888,056
BankAmerica Corp.,
2.14% due 4/11/05	50,000	49,878,139
Barton Cap Corp.,
2.52% due 3/11/05 (b)	86,292	86,231,596
Beethoven Funding Corp.:
2.55% due 3/22/05	55,232	55,149,842
2.60% due 3/22/05	63,340	63,243,934
Blue Heron Funding V
Ltd. Series 5A, 2.63%
due 3/23/05 (a)(b)	75,000	75,000,000
Blue Heron Funding VII
Ltd. Series 7A, 2.70%
due 3/29/05 (a)(b)	25,000	25,000,000
Bryant Park
Funding LLC (b):
2.54% due 3/1/05	56,279	56,279,000
2.51% due 3/16/05	52,205	52,150,402
2.70% due 5/3/05	50,442	50,203,662
Chariot Funding LLC,
2.54% due
3/15/05 (b)	55,219	55,164,456
Chesham Finance Ltd.:
2.45% due 3/7/05	50,000	49,979,583
2.59% due 3/10/05	137,175	137,086,179
Cimarron CDO., Ltd.,
Series A-1,
2.58% due 3/15/05 (b) 68,770		68,686,215
Cobbler Funding LLC,
2.67% due 4/25/05 (b) 60,000		59,755,250
Curzon Funding LLC:
2.55% due 3/1/05	46,890	$46,890,000
2.65% due 3/30/05	69,865	69,715,858
Davis Square Fund III
Corp. (b):
2.55% due 3/23/05	50,000	49,922,083
2.50% due 3/24/05	66,300	66,194,104
Depfa Bank Europe
PLC (b):
2.43% due 3/14/05	75,000	74,934,188
2.64% due 4/19/05	75,000	74,730,500
Fenway Funding LLC,
2.57% due 3/10/05	80,000	79,948,600
Foxboro Funding Ltd.,
2.56% due 3/1/05 (b)	65,362	65,362,000
Gemini Securitization
LLC.,
2.52% due 3/11/05 (b) 55,119		55,080,417
General Electric
Capital Corp.,
2.47% due 5/2/05	60,000	59,744,767
General Electric
Capital Services,
2.60% due 4/6/05 (b)	50,000	49,870,000
Goldman Sachs Group,
2.72% due 3/1/05 (a)	75,000	75,000,000
Hannover Funding
Co., LLC (b):
2.54% due 3/1/05	35,875	35,875,000
2.55% due 3/14/05	63,731	63,672,314
2.60% due 3/24/05	47,356	47,277,336
Jupiter Securitization
Corp.,
2.53% due 3/9/05 (b)	80,210	80,164,904
Landale Funding LLC,
2.73% due 5/16/05 (b) 60,000		59,654,200
Liberty Harbour
CDO, Inc.,
Series 2005-1,
2.56% due 3/18/05 (b) 65,078		64,999,328
LINKS Finance LLC,
2.55% due 3/1/05 (a)	60,000	59,999,482
Main Street
Warehouse LLC:
2.57% due 3/14/05	50,000	49,953,597
2.67% due 3/30/05	75,000	74,838,688
Mane Funding Corp.,
2.50% due 3/18/05 (b)109,000		108,871,319

19

Prime Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Commercial Paper — (cont’d.)

Market Street Funding (b):
2.53% due 3/21/05	$50,000	$49,929,722
2.54% due 3/21/05	44,291	44,228,500
Mica Funding LLC:
2.58% due 3/7/05	50,000	49,978,500
2.55% due 3/15/05	63,213	63,150,314
2.60% due 3/21/05	60,000	59,913,333
National Australia Funding
Corp.,
2.55% due 3/17/05 (b) 60,000		59,932,000
New Center Asset Trust,
Series A-1,
2.67% due 3/30/05	75,000	74,838,688
New Amsterdam
Receivables,
2.55% due 3/21/05	50,000	49,929,167
Nyala Funding LLC.,
2.50% due 3/15/05 (b) 95,000		94,907,639
Old Line Funding
Corp., 2.52%
due 3/14/05 (b)	39,020	38,984,492
Paradigm Funding LLC.,
2.54% due 3/22/05 (b) 50,000		49,925,917
Park Sienna LLC,
2.60% due 3/10/05	92,101	92,041,134
Perry Global Funding
LLC., Series A,
2.61% due 4/8/05 (b)	50,000	49,862,250
Polonius Inc.,
2.96% due 7/25/05	63,140	62,382,039
Premier Asset
Collateralized Entity
1.99% due 3/10/05	22,700	22,688,707
Prudential PLC,
2.50% due 3/15/05 (b) 38,000		37,963,056
Regency Markets LLC:
2.54% due 3/3/05	66,513	66,503,614
2.89% due 6/20/05	75,000	74,331,688
Saint Germain
Holdings Ltd.:
2.55% due 3/9/05	45,000	44,974,500
2.57% due 3/14/05	52,500	52,451,277
Santander Center
Hispano Finance
(Delaware) Inc.,
2.78% due 5/16/05	60,000	59,647,233
Sigma Finance Inc.:
2.55% due 3/1/05 (a)	70,000	69,986,808
2.74% due 5/16/05	60,000	59,652,933
Silver Tower US Funding,
2.55% due
3/22/05 (b)	55,000	54,918,188
Stanfield Victoria
Finance LLC.:
2.56% due 3/1/05 (a)	50,000	49,999,753
2.58% due 3/15/05 (a) 75,000		74,992,454
Surrey Funding Corp.:
2.55% due 3/8/05	60,000	59,970,250
2.50% due 3/14/05	82,320	82,245,683
Tango Finance Corp.,
2.75% due 6/3/05 (b)	58,500	58,079,938
Tasman Funding Inc.:
2.54% due 3/21/05	50,000	49,929,444
2.52% due 3/31/05	50,000	49,895,000
2.73% due 4/26/05	60,000	59,745,200
Ticonderoga Funding
LLC, 2.53% due
3/14/05 (b)	39,000	38,964,369
Victory Receivables
Corp.,
2.55% due 3/15/05	50,000	49,950,417
Wal-Mart Funding Corp.,
2.66% due 4/20/05 (b) 75,000		74,722,917
White Pine Finance LLC,
2.55% due
3/15/05 (a)	100,000	99,970,740
Whistlejacket Capital Ltd.,
2.58% due 3/1/05 (a)	35,000	34,999,165

		4,621,350,308

Master Notes (a) — 4.1%

Merrill Lynch & Co., Inc.,
2.78% due 3/1/05	200,000	200,000,000
Morgan Stanley,
2.83% due 3/1/05	50,000	50,000,000

		250,000,000

Time Deposits — 11.6%

JP Morgan Chase Grand
Cayman Islands,
.50% due 3/1/05	200,000	200,000,000
National City Bank
Kentucky,
2.50% due 3/1/05	257,382	257,382,000
Societe Generale
Cayman Islands,
2.50% due 3/1/05	260,000	260,000,000

		717,382,000

20

Prime Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

U.S. Government Agency
Discount Notes — 4.8%

Federal National
Mortgage Association:
2.57% due 3/1/05 (a)	$ 70,000	$69,998,319
2.43% due 4/3/05 (a)	71,000	70,972,587
2.48% due 4/6/05	28,415	28,344,389
2.53% due 4/13/05	50,000	49,848,903
2.96% due 8/24/05	75,000	73,916,500

		293,080,698

Total Investments, at
Amortized Cost	100.0%	6,156,537,218
Other Assets in
Excess of Liabilities	0.0%	2,123,928

Total Net Assets	100.0%	$6,158,661,146

(a)	The coupon rate listed for floating or adjustable rate securities represent the rate at period end.
The due dates on these securities reflect the next interest rate date or, when applicable the maturity date.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions that are exempt from registration, normally to qualified institu- tional buyers.

See Notes to Financial Statements.

21

Prime Cash Reserves Portfolio
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S
February 28, 2005 (unaudited)

ASSETS:
Investments, at amortized cost (Note 1A)	$6,156,537,218
Cash	675
Interest receivable	2,929,967

Total Assets	6,159,467,860

LIABILITIES:
Management fee payable (Note 2)	377,888
Trustees’ fees payable	3,206
Accrued expenses and other liabilities	425,620

Total Liabilities	806,714

Total Net Assets	$6,158,661,146

REPRESENTED BY:
Capital paid in excess of beneficial interest	$6,158,661,146

See Notes to Financial Statements.

Prime Cash Reserves Portfolio
S T A T E M E N T   O F   O P E R AT I O N S
For the Six Months Ended February 28, 2005 (unaudited)

INVESTMENT INCOME (NOTE 1):		$58,553,055

EXPENSES:
Management fee (Note 2)	$2,757,815
Custody and fund accounting fees	501,562
Trustees’ fees	50,225
Audit and legal	39,910
Other	6,881

Total Expenses	3,356,393
Less: Management fees waived (Note 2)	(607,911)
Fees paid indirectly (Note 1E)	(157)

Net Expenses		2,748,325

Net Investment Income		$55,804,730

See Notes to Financial Statements.

22

Prime Cash Reserves Portfolio
S T A T E M E N T   O F   C H A N G E S   I N   N E T   A S S E T S
For the Six Months Ended February 28, 2005 (unaudited)
and the Year Ended August 31, 2004
	2005	2004

OPERATIONS:
Net investment income	$55,804,730	$39,310,891

CAPITAL TRANSACTIONS:
Proceeds from contributions	12,167,704,543	17,256,016,462
Value of withdrawals	(10,587,240,346)	(15,458,994,768)

Increase in Net Assets From Capital Transactions	1,580,464,197	1,797,021,694

Increase in Net Assets	1,636,268,927	1,836,332,585
NET ASSETS:
Beginning of period	4,522,392,219	2,686,059,634

End of period	$6,158,661,146	$4,522,392,219

See Notes to Financial Statements.

23

Prime Cash Reserves Portfolio
F I N A N C I A L   H I G H L I G H T S
	2005	(1)	2004		2003	2002	(2)

Total Return(3)	0.99	%†	1.07%		1.33%	2.08	%‡
Net Assets, End of
Period (000s)	$6,158,661		$4,522,392		$2,686,060	$1,226,216
Ratios to Average Net Assets:
Expenses(4)	0.10	%†(5)	0.10	%(5)	0.11%	0.15	%†
Net investment income	2.03	%†	1.08%		1.27%	1.77	%†

(1)	For the six months ended February 28, 2005 (unaudited).
(2)	For the period June 3, 2002 (commencement of operations) to August 31, 2002.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past per- formance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(4)	The Portfolio’s Manager waived a portion of its fees for the six months ended February 28, 2005 and the years ended August 31, 2004, 2003 and the period ended 2002. If such fees were not waived, the expense ratios would have been 0.12% (annualized), 0.13%, 0.19% and 0.20% (annual- ized), respectively.
(5)	The ratio of expenses to average net assets will not exceed 0.10%, as a result of voluntary expense limitation, which may be terminated at any time.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

24

Prime Cash Reserves Portfolio
N OT E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited)

1. Significant Accounting Policies

Institutional Reserves Portfolio which changed its name to Prime Cash Reserves Portfolio (the “Portfolio”) on February 27, 2004, is a separate series of Institutional Portfolio (the Trust). The Trust is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

The following are significant accounting policies consistently followed by the Portfolio. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these estimates.

     A. InvestmentValuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to the Fund’s compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

     C. Income Taxes The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

     D. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     E. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

25

Prime Cash Reserves Portfolio
N OT E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

2. Management Agreement and Other Transactions with Affiliates

The Manager is responsible for overall management of the Portfolio, business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

The management fees paid to the Manager are accrued daily and payable monthly. The management fees are computed at an annual rate of 0.10% of the Portfolio’s average daily net assets. The management fees amounted to $2,757,815 of which $607,911 was voluntarily waived for the six months ended February 28, 2005. Such waiver is voluntarily and may be terminated at any time at the discretion of the Manager.

The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions

Purchases and maturities and sales of money market instruments aggregated $120,100,956,154 and $118,507,912,619, respectively, for the six months ended February 28, 2005.

4.Trustee Retirement Plan

The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Three former Trustees are currently receiving payments under the plan. In addition two other former Trustees received a lump sum payment under the plan. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2005 was not material.

26

Prime Cash Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

5. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such dis-

27

Prime Cash Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

tribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Portfolio did not implement the contractual arrangement described above and will not receive any payments.

28

INVESTMENT MANAGER	TRUSTEES
(OF PRIME CASH	Elliott J. Berv
RESERVES PORTFOLIO)	Donald M. Carlton
Citi Fund Management Inc.	A. Benton Cocanougher
100 First Stamford Place	Mark T. Finn
Stamford, CT 06902	R. Jay Gerken, CFA*
Chairman
DISTRIBUTOR	Stephen Randolph Gross
Citigroup Global Markets Inc.	Diana R. Harrington
Susan B. Kerley
TRANSFER AGENT	Alan G. Merten
Citicorp Trust Bank, fsb.	R. Richardson Pettit
125 Broad Street, 11th Floor
New York, NY 10004	OFFICERS*
R. Jay Gerken, CFA
SUB-TRANSFER AGENT	President and
PFPC Inc.	Chief Executive Officer
P.O. Box 9699
Providence, RI	Andrew B. Shoup
02940-9699	Senior Vice President and
Chief Administrative Officer
SUB-TRANSFER AGENT
AND CUSTODIAN	Frances M. Guggino
State Street Bank and Trust Company	Chief Financial Officer
225 Franklin Street	and Treasurer
Boston, MA 02110
Andrew Beagley
INDEPENDENT REGISTERED	Chief Anti-Money Laundering
PUBLIC ACCOUNTING FIRM	Compliance Officer and
KPMG LLP	Chief Compliance Officer
757 Third Avenue
New York, NY 10017	Wendy S. Setnicka
Controller
LEGAL COUNSEL
Bingham McCutchen LLP	Robert I. Frenkel
150 Federal Street	Secretary and
Boston, MA 02110	Chief Legal Officer

*Affiliated Person of Investment Manager

CitiFunds Institutional Trust

CitiSM Institutional Cash Reserves

The fund is a separate investment fund of CitiFunds Institutional Trust, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the fund voted proxies relating to portfolio securities during the 12-month period ending June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-625-4554, (2) on the fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Citi Institutional Cash Reserves.

Citigroup Global Markets Inc.
©2005 Citicorp	CFS/INS.CR/205
05-8134

Semi-Annual Report

CitiSM Institutional Enhanced Income Fund February 28, 2005

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E   O F   C O N T E N T S

Letter from the Chairman	1

Portfolio at a Glance — Institutional Enhanced Portfolio	4

Fund Expenses	5

Citi Institutional Enhanced Income Fund
Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Institutional Enhanced Portfolio
Schedule of Investments	15

Statement of Assets and Liabilities	18

Statement of Operations	19

Statements of Changes in Net Assets	20

Financial Highlights	21

Notes to Financial Statements	22

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the six-month period ended February 28, 2005. Following a 3.3% gain in the second quarter of 2004, gross domestic product (“GDP”)[i] growth was a robust 4.0% in the third quarter. The preliminary estimate for fourth quarter GDP growth was 3.8%, another solid gain.

Given the overall strength of the economy, Federal Reserve Board (“Fed”)ii monetary policy was seen as highly accommodative and expectations were that it would start raising rates to ward off the threat of inflation. As expected, the Fed raised its target for the federal funds rateiii by 0.25% to 1.25% on June 30, 2004—the first rate increase in four years. The Fed again raised rates in 0.25% increments during its meetings in August, September, November, December 2004, and February 2005, bringing the target for the federal funds rate to 2.50% . Following the end of the fund’s reporting period, at its March meeting, the Fed increased the target rate by an additional 0.25% to 2.75% .

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Regardless of the economic expansion and higher interest rates, the overall bond market posted a modest gain during the period. The best returns were generated by the riskier fixed income asset classes, such as high-yield bonds and emerging market debt, as investors searched for incremental yields.

Performance Review

Since inception on September 23, 2004 to the end of the period on February 28, 2005, Class I shares of the CitiSM Institutional Enhanced Income Fund, excluding sales charges, returned 0.96% . These shares outperformed the fund’s unmanaged benchmark, the Merrill Lynch 6-Month U.S. Treasury Bill Index,iv which returned 0.73% for the same period. The Lipper Money Market Funds Category Average1 was 0.51% from September 30, 2004 through February 28, 2005.

1	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period beginning September 30, 2004 through February 28, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 391 funds in the fund’s Lipper category, and excluding sales charges.

1

PERFORMANCE SNAPSHOT
AS OF FEBRUARY 28, 2005
(excluding sales charges)
(unaudited)
Since Inception
9/23/04

Class I shares — Citi Institutional Enhanced Income Fund	0.96%
Merrill Lynch 6-Month U.S. Treasury Bill Index	0.73%
From 9/30/04 through
2/28/05
Lipper Money Market Funds Category Average	0.51%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Current reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, performance would have been lower.

Returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

2

As, always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer
March 23, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS:As interest rates rise, bond prices fall, reducing the value of the fund’s share price. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the fund.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	Merrill Lynch 6-Month Treasury Bill Index is an unmanaged index of U.S.Treasury securities with maturities of six months, which securities are guaranteed as to the timely payment of interest and principal by the U.S. government. The Index assumes no management, custody, transaction or other expenses.

3

I N S T I T U T I O N A L   E N H A N C E D   P O R T F O L I O

Portfolio at a Glance (unaudited)

Investment Breakdown

4

F U N D   E X P E N S E S (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2004 and held for the six months ended February 28, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual	Beginning	Ending	Annualized	Expenses
	Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

Class I	0.96%	$1,000.00	$1,009.60	0.05%	$0.22

(1)	For the period September 23, 2004 (inception date) to February 28, 2005.

(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year.
Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

5

F U N D   E X P E N S E S (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Class I	5.00%	$ 1,000.00	$ 1,021.50	0.05%	$0.22

(1)	For the period September 23, 2004 (inception date) to February 28, 2005.

(2)	Expenses (net of voluntary fee waiver) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6

Citi Institutional Enhanced Income Fund
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S
February 28, 2005 (unaudited)

ASSETS:
Investment in Institutional Enhanced Portfolio, at value (Note 1A)	$50,521,727
Prepaid expenses	5,378
Receivable for shares of beneficial interest sold	1,100

Total Assets	50,528,205

LIABILITIES:
Transfer agency services payable	5,160
Trustees’ fees payable	1,000
Accrued expenses	29,842

Total Liabilities	36,002

Total Net Assets	$50,492,203

NET ASSETS:
Par value of shares of beneficial interest (Note 4)	$252
Capital paid in excess of par value	50,498,688
Accumulated net realized gains	6,633
Net unrealized depreciation	(13,370)

Total Net Assets	$50,492,203

Class I Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($50,492,203 ÷ 25,249,470 shares outstanding)	$2.00

See Notes to Financial Statements.

7

Citi Institutional Enhanced Income Fund
S T A T E M E N T   O F   O P E R A T I O N S
For the Period September 23, 2004† to February 28, 2005 (unaudited)

INVESTMENT INCOME:
Income from Institutional Enhanced Portfolio	$495,070
Allocated net expenses from Institutional Enhanced Portfolio	(10,936)

Total Investment Income		$484,134

EXPENSES:
Management fee (Note 3)	10,930
Distribution/Service fees (Note 3)	21,860
Transfer agency services	15,486
Legal fees	9,000
Custody and fund accounting fees	8,097
Audit fees	5,000
Shareholders communications	4,962
Trustees’ fees	1,000
Blue Sky fees	859
Other	22,096

Total Expenses	99,290
Less: Expenses assumed by the Manager (Note 3)	(66,500)
Management and distribution fees waived (Note 3)	(32,790)

Net Expenses		—

Net Investment Income		484,134

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS FROM INSTITUTIONAL
ENHANCED PORTFOLIO:
Net realized gain		6,633
Net change in unrealized appreciation/depreciation of investments		(13,370)

Net Realized Loss on Investment From
Institutional Enhanced Portfolio		(6,737)

Increase in Net Assets From Operations		$477,397

†	Commencement of operations.

See Notes to Financial Statements.

8

Citi Institutional Enhanced Income Fund
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S
Period Ended
September 23, 2004†
to February 28, 2005
(unaudited)

OPERATIONS:
Net investment income	$484,134
Net realized gain	6,633
Net change in unrealized appreciation (depreciation)	(13,370)

Increase in Net Assets From Operations	477,397

DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 2):
Net investment income	(484,134)

Decrease in Net Assets From Distributions to
Shareholders	(484,134)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST AT NET ASSET VALUE OF
$2.00 PER SHARE (NOTE 4):
Proceeds from sale of shares	50,014,803
Net asset value of shares issued
for reinvestment of distributions	484,137

Increase in Net Assets from
Transactions in Shares of Beneficial Interest	50,498,940

Increase in Net Assets	50,492,203
NET ASSETS:
Beginning of period	—

End of period	$50,492,203

†	Commencement of operations.

See Notes to Financial Statements.

9

Citi Institutional Enhanced Income Fund
F I N A N C I A L   H I G H L I G H T S

For a share of beneficial interest outstanding for the period ended February 28, unless otherwise noted:

Class I	2005 (1)

Net Asset Value, Beginning of Period	$2.00

Net investment income	0.02
Net realized and unrealized gain	0.00	(2)

Income From Operations	0.02

Less Distributions From:
Net investment income	(0.02)

Total Distributions	(0.02)

Net Asset Value, End of Period	$2.00

Total Return(3)	0.96	%‡
Net Assets, End of Period (000s)	$50,492
Ratios to Average Net Assets:
Expenses(4)(5)(6)	0.05	%†
Net investment income(4)	2.21	%†

(1)	For the period September 23, 2004 (commencement of operations) to February 28, 2005.
(2)	Amount represents less than $0.01 per share.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(4)	Includes the Fund’s share of Institutional Enhanced Portfolio allocated expense.
(5)	The ratio of expenses to average net assets will not exceed 0.05%, as a result of voluntary expense limitation, which may be discontinued at any time.
(6)	The Fund’s Manager and Distributor and the Manager of the Institutional Enhanced Portfolio waived a portion of its fees for the period ended February 28, 2005. If such fees were not waived and/or reimbursed, the expense ratio would been 0.76% (annualized).
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

10

Citi Institutional Enhanced Income Fund
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited)

1. Organization and Significant Accounting Policies

Citi Institutional Enhanced Income Fund (the “Fund”) is a separate diversified series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Institutional Enhanced Portfolio (the “Portfolio”), for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest (32.2% at February 28, 2005) in the net assets of the Portfolio. Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor. Citicorp Trust Bank, fsb. (“CTB”) is a subsidiary of Citigroup, as well as the Fund’s transfer agent.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these estimates.

     A. Investment Valuation. Valuation of the securities by the Portfolio is discussed in Note 1A of the Portfolio’s notes to the financial statements, which are included elsewhere in this report.

     B. Investment Income. The Fund earns income, net of the Portfolio expenses, daily on its investment in the Portfolio.

     C. Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of the Fund’s taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

     D. Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses are charged against and reduce the amount of the Fund’s investment in the Portfolio.

     E. Method of Allocation. All the net investment income and realized and unrealized gain (loss) of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio, if any, at the time of such determination.

11

Citi Institutional Enhanced Income Fund
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

     F. Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Dividends and Distributions to Shareholders

The net income of the Fund is determined once daily, as of 4:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash on or about the last business day of the month.

Distributions of net realized gains to shareholders of the Fund, if any, are declared at least annually.

3. Management Agreement and Other Transactions with Affiliates

The management fees are computed at an annual amount of 0.05% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $10,930, all of which was voluntarily waived for the period ended February 28, 2005. The Manager serves as the Manager for the Portfolio, and receives management fees, before any waivers, at an annual rate of 0.10% of the Portfolio’s average daily net assets. Such waivers are voluntary and may be terminated at any time at the discretion of the Manager.

The Manager has voluntarily agreed to pay a portion of the unwaived expense for the period ended February 28, 2005, which amounted to $66,500 to maintain a voluntary expense limitation of average daily net assets of 0.05% . This voluntary expense limitation may be discontinued at any time.

The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

The Fund adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act pertaining to Class I and Class Y shares of the Fund. The Service Plan allows the Fund to pay monthly fees as a percentage of the average net assets represented by the class of shares at an annual rate not to exceed 0.10% and 0.25% for Class I and Class Y, respectively. These service fees amounted to $21,860 for Class I shares all of which was voluntarily waived. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the distributor and others for providing personal service or the maintenance of shareholder accounts.

4. Shares of Beneficial Interest

The declaration permits the trustee to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

12

Citi Institutional Enhanced Income Fund
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

Transactions in shares for Class I were as follows:

	Shares	Amount

Class I
Shares sold	25,007,402	$50,014,803
Shares issued on reinvestment	242,068	484,137

Net Increase	25,249,470	$50,498,940

5.Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the six months ended February 28, 2005 and the related liability at February 28, 2005 was not material.

6. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the

13

Citi Institutional Enhanced Income Fund
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Fund did not implement the contractual arrangement described above and will not receive any payments.

14

Institutional Enhanced Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Certificates of Deposit (Yankee) — 1.9%

BNP Paribas New York
Branch,
2.98% due 8/18/05	$3,000	$2,999,505

Commercial Paper — 65.9%

Amstel Funding Corp.
Credit Enhanced by
Abn Amro,
2.91% due 7/18/05 (a)	3,000	2,966,292
Aquinas Funding LLC,
Credit Enhanced by
Rabobank,
2.47% due 3/21/05 (a)	1,500	1,497,942
Atlantis One Funding Corp.
Credit Enhanced by
Rabobank:
2.88% due 7/25/05 (a)	1,268	1,253,190
2.95% due 8/9/05 (a)	3,000	2,960,421
Beethoven Funding Corp.
Credit Enhanced by
Dresdner Bank AG,
New York Branch: (a)
2.60% due 3/24/05,	5,000	4,991,694
2.66% due 4/6/05	2,567	2,560,172
Brahms Funding Corp.:
2.62% due 3/24/05 (a)	4,000	3,993,304
2.67% due 4/4/05 (a)	1,500	1,496,217
Bryant Park Funding LLC,
Credit Enhanced by
HSBC Bank (a)
2.77% due 5/16/05,	3,000	2,982,457
Cargill Inc.,
2.58% due 3/1/05 (a)	150	150,000
Chesham Finance LLC:
2.65% due 3/10/05 (a)	5,770	5,770,000
2.70% due 5/3/05 (a)	1,500	1,492,912
Cobbler Funding Ltd.
Credit Enhanced by
Nationwide:
2.47% due 3/1/05 (a)	1,500	1,500,000
2.70% due 4/28/05 (a)	2,685	2,673,320
Concord Minutemen Co.,
2.59% due 3/18/05 (a)	4,000	3,995,108
Crown Point Capital Co.,
3.02% due 8/16/05 (a)	3,000	2,957,720
Curzon Funding LLC,
2.52% due 3/22/05 (a)	1,500	1,497,795
Davis Square Funding III
Corp.,
2.70% due 4/29/05 (a)	1,500	1,493,362
Fenway Funding LLC.,
Credit Enhanced by
Lehman,
2.65% due 3/23/05 (a)	7,000	6,988,664
Galaxy Funding Inc.,
Credit Enhanced by
U.S. Bank,
2.45% due 3/22/05 (a)	1,500	1,497,856
Georgetown Funding Co.,
2.67% due 4/26/05 (a)	1,500	1,493,770
Grampian Funding Ltd. LLC,
Credit Enhanced by
HBOS, (a)
3.01% due 8/23/05,	4,000	3,941,472
Harwood Street
Funding Co., LLC,
2.61% due 3/24/05 (a)	1,000	998,332
Landale Funding LLC,
Credit Enhanced by
HBOS,
2.77% due 5/16/05 (a)	3,000	2,982,457
Legacy Capital Corp. LLC,
3.03% due 8/23/05 (a)	4,000	3,941,083
Liberty Harbour CDO Inc.,
2.55% due 3/9/05 (a)	4,000	3,997,733
Main Street Warehouse
Funding,
2.58% due 3/21/05 (a)	5,000	4,992,833
Monument Gardens
Funding LLC,
Credit Enhanced by
Rabobank,
2.58% due 4/11/05 (a)	1,500	1,495,593
Picaros Funding LLC,
Credit Enhanced by
KBC Bank,
2.86% due 7/26/05 (a)	1,500	1,482,482
Polonius Inc.
Credit Enhanced by
Danske Bank:
2.80% due 6/17/05	1,500	1,487,400
2.88% due 6/24/05	3,000	2,972,448
Premier Asset LLC,
2.70% due 5/2/05	1,500	1,493,025
Regency Markets
Credit Enhanced by
HSBC
No 1 LLC.,
2.90% due 6/20/05 (a)	5,000	4,955,292
Scaldis Capital Ltd. LLC,
Credit Enhanced by
Fortis Bank, (a)
2.85% due 7/22/05,	1,662	1,643,185
Solitaire Funding LLC,
Credit Enhanced by
HSBC Bank
2.82% due 5/24/05 (a)	4,000	3,973,680
Thunder Bay Funding Inc.,
Credit Enhanced by
Royal Bank of Canada,
2.90% due 8/8/05 (a)	1,500	1,480,667

15

Institutional Enhanced Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

Principal
Amount
Issuer	(000’s omitted)	Value

Commercial Paper — 65.9% (cont’d)

Tulip Funding Corp.,
Credit Enhanced by
ABN Amro
2.64% due 3/29/05 (a)	$4,000	$3,991,787
Whistlejacket Capital Ltd.,
Credit Enhanced by
Standard Charter
2.64% due 4/18/05 (a)	1,500	1,494,720

		103,536,385

Floating Rate Notes (b) — 15.3%

Aegis Asset Backed
Securities Trust,
2.84% due 10/25/13	931	930,797
American General Finance,
2.95% due 11/15/06	1,000	1,001,677
Banco Bilbao Vizcaya,
Sr. Notes,
2.66% due 9/21/07 (a)	1,000	999,897
Blue Heron Funding Ltd.,
2.65% due 5/23/05 (a)	3,000	3,000,000
Capital Auto Receivables
Asset Trust,
3.12% due 3/15/07	1,000	999,913
Centex Home Equity
Loan Trust,
3.09% due 12/25/32	33	32,856
Chase Funding Loan
Acquisition Trust,
2.80% due 9/25/25	395	395,222
Countrywide Alternative
Loan Trust,
2.95% due 2/25/35	918	917,650
Countrywide Funding Corp.,
2.67% due 3/29/06	3,000	3,000,800
Eli Lilly & Co., Sr. Notes,
2.92% due 8/24/07	3,000	3,003,042
EQCC Home Equity
Loan Trust,
2.82% due 11/15/28	172	171,760
Harrier Finance
Funding LLC,
2.47% due 9/15/05	1,000	999,789
Master Asset Backed
Securities Trust,
2.97% due 5/25/33	304	303,881
Merrill Lynch & Co.,
2.65% due 3/17/06	1,000	1,000,284
Nissan Auto Lease Trust,
2.55% due 1/15/07	1,000	999,962
Option One Mortgage
Loan Trust,
2.91% due 7/25/32	14	14,490
Residential Asset
Mortgage Products,
3.02% due 1/25/33	772	773,959
Saxon Asset Securitization
Trust:
2.90% due 3/25/32	47	46,974
2.83% due 12/26/34	873	872,622
Specialty Underwriting &
Residential Finance,
2.80% due 10/25/35	464	464,125
Stanfield Victoria LLC,
2.61% due 9/26/05	1,000	999,765
Volkswagen Auto Lease
Trust,
3.52% due 4/20/07	2,000	1,999,879
Wells Fargo & Co.,
2.61% due 9/28/07	1,000	1,000,000

		23,929,344

U.S. Government Agency
Discount Notes — 15.0%

Federal Home Loan Bank:
2.26% due 8/26/05 (b)	2,000	1,999,143
3.20% due 11/29/06	1,365	1,354,500
3.50% due 1/18/07	1,000	996,221
Federal Home Loan
Mortgage Corporation:
2.42% due 9/9/05 (b)	100	99,914
zero coupon
due 1/10/06	1,000	971,781
zero coupon
due 2/7/06	4,000	3,874,424
Federal National Mortgage
Association:
2.43% due 4/3/05 (b)	1,000	999,424
7.00% due 7/15/05	2,000	2,030,798
zero coupon
due 8/24/05	5,000	4,928,745
zero coupon
due 12/19/05	2,000	1,947,992
zero coupon
due 1/27/06	4,500	4,366,161

		23,569,103

U.S.Treasury Obligations — 4.4%

United States Treasury Notes:
2.38% due 8/15/06	5,000	4,926,175
3.38% due 2/28/07	2,000	1,992,812

		6,918,987

Total Investments — 102.5%
(Cost — $160,974,286)		160,953,324
Liabilities in Excess of
Other Assets — (2.5)%		(3,937,453)

Total Net Assets —	100.0%	157,015,871

16

Institutional Enhanced Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited)

Principal
Amount
Issuer	(000’s omitted)	Value

The Fund invests primarily in short-term debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2005, 39.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by any one financial institution ranged from 0.91% to 7.4% of total investmetns.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	The coupon rate listed for floating or adjustable rate securities represent the rate at period end. The due dates on these securities reflect the next interest rate date or, when applicable the maturity date.

See Notes to Financial Statements.

17

Institutional Enhanced Portfolio
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S
February 28, 2005 (unaudited)

ASSETS:
Investments, at value (Cost, $160,974,286)	$160,953,324
Cash	193
Interest receivable	90,228

Total Assets	161,043,745

LIABILITIES:
Payable for securities purchased	3,992,874
Trustees’ fees payable	133
Accrued expenses and other liabilities	34,867

Total Liabilities	4,027,874

Total Net Assets	$157,015,871

REPRESENTED BY:
Capital paid in excess of par value	$157,015,871

See Notes to Financial Statements.

18

Institutional Enhanced Portfolio
S T A T E M E N T   O F   O P E R A T I O N S
For the Six Months Ended February 28, 2005 (unaudited)

INVESTMENT INCOME (NOTE 1):		$599,136

EXPENSES:
Management fee (Note 2)	$25,737
Audit fees	17,000
Custody and fund accounting fees	12,456
Legal fees	8,563
Shareholder communications	7,508
Trustees’ fees	306
Other	8,820

Total Expenses	80,390
Less: Expenses assumed by the Manager (Note 2)	(41,511)
Management fee waived (Note 2)	(25,737)
Fees paid indirectly (Note 1D)	(12)

Net Expenses		13,130

Net Investment Income		586,006

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investment transactions		6,959
Net change in unrealized appreciation (depreciation) of investments		(21,390)

Net Loss on Investments		(14,431)

Net Increase in Net Assets From Operations		$571,575

See Notes to Financial Statements.

19

Institutional Enhanced Portfolio
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S
For the Six Months Ended February 28, 2005 (unaudited)
and the Year Ended August 31, 2004
	2005	2004

OPERATIONS:
Net investment income	$586,006	$75,713
Net realized gain	6,959	6,335
Net change in unrealized appreciation (depreciation)	(21,390)	(710)

Increase in Net Assets From Operations	571,575	81,338

CAPITAL TRANSACTIONS:
Proceeds from contributions	154,064,059	4,054,815
Value of withdrawals	(1,615,396)	(13,068,355)

Increase (Decrease) in Net Assets From
Capital Transactions	152,448,663	(9,013,540)

Increase (Decrease) in Net Assets	153,020,238	(8,932,202)

NET ASSETS:
Beginning of period	3,995,633	12,927,835

End of period	$157,015,871	$3,995,633

See Notes to Financial Statements.

20

Institutional Enhanced Portfolio

F I N A N C I A L   H I G H L I G H T S

	2005 (1)		2004	2003 (2)

Total Return(3)	0.96	%‡	1.32%	0.69	%‡
Net Assets, End of Period (000s)	$157,016		$3,996	$12,928
Ratios to Average Net Assets:
Expenses(4)(5)	0.05	%†	0.10%	0.10	%†
Net investment income	2.31	%†	1.18%	1.28	%†
Portfolio Turnover	78%		56%	228%

(1)	For the six months ended February 28, 2005 (unaudited).
(2)	For the period March 11, 2003 (commencement of operations) to August 31, 2003.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(4)	The ratio of expenses to average net assets will not exceed 0.05% as a result of a voluntary expense limitation, which may be terminated at any time.
(5)	The Portfolio’s Manager waived a portion of its fees for the six months ended February 28, 2005 and the year ended August 31, 2004 and the period ended August 31, 2003. If such fees were not waived and/or reimbursed, the expense ratios would have been 0.32% (annualized), 1.15% and 1.03% (annualized), respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

21

Institutional Enhanced Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited)

1. Organization and Significant Accounting Policies

Institutional Enhanced Portfolio (the “Portfolio”) is a separate diversified series of Institutional Portfolio (the “Trust”), an open-end diversified management investment company organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

The following are significant accounting policies consistently followed by the Portfolio. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these estimates.

     A. Valuation of Investments. Short-term obligation instruments with less than 60 days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value.

Debt securities are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques.

     B. Investment Income and Expenses. Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

     C. Federal Income Taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

     D. Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

22

Institutional Enhanced Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

     E. Other. Purchases, maturities and sales of investments are accounted for on the date of the transaction.

2. Management Agreement and Other Transactions with Affiliates

The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.18% of the Fund’s average daily net assets. The management fee amounted to $25,737, all of which was voluntarily waived for the six months ended February 28, 2005. Such waiver is voluntary and may be terminated at any time at the discretion of the Manager.

The Manager has voluntarily agreed to pay a portion of the unwaived expenses of the Portfolio for the six months ended February 28, 2005, which amounted to $41,511 to maintain a voluntary expense limitation of average daily net assets of 0.05% . This voluntary expense limitation may be discontinued at any time.

The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions

Purchases and sales of investments other than short-term obligations aggregated $46,807,925 and $13,456,750, respectively, for the six months ended February 28, 2005.

At February 28, 2005 the aggregate gross unrealized appreciation (depreciation) for federal income tax purposes was:

Gross unrealized appreciation	$2,634
Gross unrealized depreciation	(23,596)

Net unrealized depreciation	$(20,962)

4.Trustee Retirement Plan

The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the

23

Institutional Enhanced Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the plan are unfunded. Three former Trustees are currently receiving payments under the plan. In addition, two other former Trustees received a lump sum payment under the plan. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2005 and the related liability at February 28, 2005 was not material.

5. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of,

24

Institutional Enhanced Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Portfolio did not implement the contractual arrangement described above and will not receive any payments.

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INVESTMENT MANAGER	TRUSTEES
(OF INSTITUTIONAL ENHANCED	Elliott J. Berv
PORTFOLIO)	Donald M. Carlton
Citi Fund Management Inc.	A. Benton Cocanougher
100 First Stamford Place	Mark T. Finn
Stamford, CT 06902	R. Jay Gerken, CFA*
DISTRIBUTOR	Chairman
Citigroup Global Markets Inc.	Stephen Randolph Gross
TRANSFER AGENT	Diana R. Harrington
Citicorp Trust Bank, fsb.	Susan B. Kerley
125 Broad Street, 11th floor	Alan G. Merten
New York, NY 10004	R. Richardson Pettit
SUB-TRANSFER AGENT	OFFICERS*
PFPC Inc.	R. Jay Gerken, CFA
P.O. Box 9699	President and
Providence, RI 02940-9699	Chief Executive Officer
SUB-TRANSFER AGENT	Andrew B. Shoup
AND CUSTODIAN	Senior Vice President and
State Street Bank and Trust Company	Chief Administrative Officer
225 Franklin Street	Frances M. Guggino
Boston, MA 02110	Chief Financial Officer
INDEPENDENT REGISTERED	and Treasurer
PUBLIC ACCOUNTING FIRM	Andrew Beagley
KPMG LLP	Chief Anti-Money Laundering
757 Third Avenue	Compliance Officer and
New York, NY 10017	Chief Compliance Officer
LEGAL COUNSEL	Wendy S. Setnicka
Bingham McCutchen LLP	Controller
150 Federal Street	Robert I. Frenkel
Boston, MA 02110	Secretary and Chief Legal Officer

* Affiliated Person of Investment Manager

CitiFunds Institutional Trust

CitiSM Institutional Enhanced Income Fund

The fund is a separate investment fund of Citifunds Institutional Trust, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the fund voted proxies relating to portfolio securities during the 12-month period ending June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-625-4554, (2) on the fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Citi Institutional Enhanced Income Fund.

©2005 Citicorp	Citigroup Global Markets Inc.
CFS/Ins. EN/205
05-8334

ITEM 2.		CODE OF ETHICS.

Not Applicable.

ITEM 3.		AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

Item 4.		PRINICIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5.		AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.		[RESERVED]

ITEM 7.		DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.		[RESERVED]

ITEM 9.		SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 10.		CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s
disclosure controls and procedures (as defined in Rule 30a-
3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure
required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b)
under the 1940 Act and 15d-15(b) under the Securities Exchange
Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under
the 1940 Act) that occurred during the registrant’s last
fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.		EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of
the Sarbanes-Oxley Act of 2002

	Exhibit 99.906CERT	Certifications pursuant to Section 906 of
the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CitiFunds Institutional Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
CitiFunds Institutional Trust

Date:	May 6, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
CitiFunds Institutional Trust

Date:	May 6, 2005

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
CitiFunds Institutional Trust

Date:	May 6, 2005